SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                |X|

      Pre-Effective Amendment No.                                      |_|

      Post-Effective Amendment No. 17                                  |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |X|

      Amendment No. 17                                                 |X|

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: April 1, 2000

It is proposed that this filing will become effective (check appropriate box)

      |_| immediately upon filing pursuant to paragraph (b)

      |X| on April 1, 2000 pursuant to paragraph (b)

      |_| 60 days after filing pursuant to paragraph (a)(1)

      |_| on (date) pursuant to paragraph (a)(1)

      |_| 75 days after filing pursuant to paragraph (a)(2)\

      |_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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<TITLE>American Century World Mutual Funds 485BPOS</TITLE>
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    <td>


      Your <br>
        AMERICAN CENTURY<br>
        prospectus


      Global Growth Fund
      International Growth Fund
      International Discovery Fund
      Emerging Markets Fund
       
    </td>

  </tr>
  <tr>
    <td>


      APRIL 1, 2000<br>
        INVESTOR CLASS


      International Discovery is<br>
        closed to new investors.<br>
        But shareholders who have<br>
        open accounts may make<br>
        additional investments and<br>
        reinvest dividends and capital<br>
        gains distributions.
      The Securities and Exchange<br>
        Commission has not approved<br>
        or disapproved these securities<br>
        or determined if this Prospectus<br>
        is accurate or complete. Anyone<br>
        who tells you otherwise is<br>
        committing a crime.
      Funds Distributor, Inc. and<br>
        American Century<br>
        Investment Services, Inc.,<br>
        Distributors
    </td>
    <td> </td>
  </tr>
  <tr>
    <td> </td>
    <td valign="top">
      [AMERICAN CENTURY LOGO]
    </td>
  </tr>

 
<table border="0" cellspacing="0" cellpadding="0" width="600">
  <tr valign="top">
    <td>
      [AMERICAN<br>
        CENTURY<br>
        LOGO]
    </td>
    <td>      </td>
    <td> </td>
  </tr>
  <tr valign="top">
    <td>
       
      American Century<br>
        Investments
      P.O. Box 419200<br>
        Kansas City, MO<br>
        64141-6200
    </td>
    <td> </td>
    <td>


      Dear Investor,
      Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.
      As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.
      An Overview of the Funds — Learn about fund goals, strategies and risks, and who may or may not want to invest.
      Fund Performance History — See how the funds performed from year to year.
      Fees and Expenses — Find out about fund management fees and other expenses associated with investing.
      Objectives, Strategies and Risks — Take a
        more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.
      As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with
        American Century gives an overview about how to invest and manage your account.
      Share Price and Distributions, Taxes and Financial
        Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.
      Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor
        Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m.
        and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.
      Sincerely,
      /s/ Mark Killen
      Mark Killen<br>
        Senior Vice President<br>
        American Century Investment Services, Inc.


    </td>
  </tr>

 
Table of Contents
<a href="#A">An Overview of the Funds</a>


<a href="#B">Fund Performance History</a>
<a href="#C">Fees and Expenses</a>
<a href="#D">Objectives, Strategies and Risks</a>
      Global Growth Fund
      International Growth Fund
      International Discovery
  Fund
      Emerging Markets Fund
<a href="#I">Management</a>
<a href="#J">Investing with American Century</a>
<a href="#K">Share Price and Distributions</a>
<a href="#L">Taxes</a>
<a href="#M">Multiple Class Information</a>
<a href="#N">Financial Highlights</a>

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.


[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.
<A NAME="A"></A>An Overview of the Funds


What are the funds' investment objectives?


These funds seek capital growth.
What are the funds' primary investment strategies and principal risks?


The fund managers look for stocks of growing foreign companies.
  The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.
The funds' principal risks include

<UL>
  <LI>Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. </LI>
  <LI>Price Volatility — The value of a fund's shares may fluctuate significantly in the short term. </LI>
  <LI>Principal Loss — As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. </LI>
  <LI>Foreign Risk — The funds invest primarily in foreign securities, which are generally riskier than U.S. stocks. As a result the funds are subject to foreign risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. </LI>
  <LI>Currency Risk — Because the funds' foreign investments are generally held in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. </LI>
</UL>


The chart below shows the primary differences among the funds.


<TABLE CELLSPACING=0 BORDER=0 WIDTH=600>
  <TR>
    <TD VALIGN="TOP">
      Fund
    </TD>
    <TD VALIGN="TOP">    </TD>
    <TD VALIGN="TOP">
      Primary Investments
    </TD>
    <TD VALIGN="TOP">    </TD>
    <TD VALIGN="TOP">
      Principal Risks
    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP">
      Global Growth
    </TD>
    <TD VALIGN="TOP"> </TD>
    <TD VALIGN="TOP">
      U.S. and foreign equity securities of issuers in developed countries
    </TD>
    <TD VALIGN="TOP"> </TD>
    <TD VALIGN="TOP">


      Invests a significant portion of its assets in foreign securities


    </TD>
  </TR>
  <tr>
    <td valign="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </td>
  </tr>
  <TR>
    <TD VALIGN="TOP">
      International Growth
    </TD>
    <TD VALIGN="TOP"> </TD>
    <TD VALIGN="TOP">


      Equity securities of issuers in developed foreign countries


    </TD>
    <TD VALIGN="TOP"> </TD>
    <TD VALIGN="TOP">
      Invests primarily in foreign securities
    </TD>
  </TR>
  <tr>
    <td valign="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </td>
  </tr>
  <TR>
    <TD VALIGN="TOP">
      International Discovery
    </TD>
    <TD VALIGN="TOP"> </TD>
    <TD VALIGN="TOP">


      Equity securities of foreign issuers that are small- to medium-sized at the time of purchase


    </TD>
    <TD VALIGN="TOP"> </TD>
    <TD VALIGN="TOP">


      Invests primarily in small- to medium-sized foreign issuers


    </TD>
  </TR>
  <tr>
    <td valign="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </td>
  </tr>
  <TR>
    <TD VALIGN="TOP">
      Emerging Markets
    </TD>
    <TD VALIGN="TOP"> </TD>
    <TD VALIGN="TOP">


      Equity securities of issuers in emerging markets


    </TD>
    <TD VALIGN="TOP"> </TD>
    <TD VALIGN="TOP">
      Invests primarily in emerging markets
    </TD>
  </TR>


<br>
  A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 7.


[GRAPHIC OMITTED: POINTING FINGER] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit
  Insurance Corporation (FDIC) or any other government agency.
Who may want to invest in the funds?
The funds may be a good investment if you are

<UL>
  <LI>seeking long-term capital growth from your investment </LI>
  <LI>seeking diversification of your investment portfolio through investment in foreign securities </LI>
  <LI>comfortable with the risks associated with investing in U.S.
    and foreign growth securities </LI>


  <LI>comfortable with short-term price volatility </LI>


  <LI>investing through an IRA or other tax-advantaged retirement plan</LI>
</UL>
Who may not want to invest in the funds?
The funds may not be a good investment if you are

<UL>
  <LI>seeking current income from your investment </LI>
  <LI>investing for a short period of time </LI>


  <LI>uncomfortable with the risks associated with investing in foreign securities </LI>


  <LI>uncomfortable with short-term volatility in the value of your investment</LI>
</UL>
[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.
<A NAME="B"></A>Fund Performance History


Global Growth Fund


International Growth Fund

International Discovery Fund

Emerging Markets Fund

Annual Total Returns


The following bar chart shows the performance of the funds'
  Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.


[GRAPHIC OMITTED]
[The following table was depicted as a bar graph in the printed material.]
<PRE>
                           1992      1993      1994      1995      1996      1997       1998       1999

Global Growth                                                                                      86.09%
International Growth       4.84%     42.65%    -4.76%    11.89%    14.43%    19.72%     19.01%     64.44%
International Discovery                                   9.89%    31.18%    17.48%     17.86%     88.54%
Emerging Markets                                                                       -18.90%    106.19%
</PRE>
The highest and lowest quarterly returns for the period reflected in the bar chart are:


<PRE>
                                     Highest                      Lowest
--------------------------------------------------------------------------------
Global Growth                    51.95% (4Q 1999)             4.89% (3Q 1999)
--------------------------------------------------------------------------------
International Growth             48.19% (4Q 1999)           -17.94% (3Q 1998)
--------------------------------------------------------------------------------
International Discovery          50.87% (4Q 1999)           -19.91% (3Q 1998)
--------------------------------------------------------------------------------
Emerging Markets                 49.04% (4Q 1999)           -24.62% (3Q 1998)
</PRE>


[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


Average Annual Total Returns
The following table shows the average annual total returns of the funds' Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.
<PRE>
For the calendar year ended December 31, 1999    1 year    5 years    Life of Fund(1)
-------------------------------------------------------------------------------------
Global Growth                                    86.09%    N/A        91.58%

MSCI World Free Index                            23.45%    N/A        26.89%
-------------------------------------------------------------------------------------
International Growth                             64.44%    24.56%     19.62%

MSCI EAFE Index                                  26.96%    12.83%     10.47%
-------------------------------------------------------------------------------------
International Discovery                          88.54%    30.33%     27.58%

MSCI EAFE Index                                  26.96%    12.83%     11.85%
-------------------------------------------------------------------------------------
Emerging Markets                                106.19%    N/A        16.04%

MSCI Emerging Markets Free Index                 66.41%    N/A         1.09%
</PRE>
<OL>
  <LI>The inception dates are: Global Growth, December 1, 1998;
    International Growth, May 9, 1991; International Discovery, April 1, 1994;
    and Emerging Markets, September 30, 1997.</LI>
</OL>


<A NAME="C"></A>Fees and Expenses
There are no sales loads, fees or other charges

<UL>
  <LI>to buy fund shares directly from American Century </LI>
  <LI>to reinvest dividends in additional shares</LI>
</UL>


The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.
Shareholder Fees (fees paid directly from your investment)

<PRE>
International Discovery           Redemption Fee (as a percentage of amount redeemed/exchanged)
-----------------------------------------------------------------------------------------------
Shares held less than 180 days    2.0%
-----------------------------------------------------------------------------------------------
Shares held 180 days or more      None
</PRE>
[GRAPHIC OMITTED: POINTING FINGER] A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.


Annual Operating Expenses (expenses that are deducted from fund assets)


<PRE>
                          Management    Distribution and        Other         Total Annual Fund
                          Fee(1)        Service (12b-1) Fees    Expenses(2)   Operating Expenses
------------------------------------------------------------------------------------------------
Global Growth             1.30%         None                    0.00%         1.30%
------------------------------------------------------------------------------------------------
International Growth      1.27%         None                    0.00%         1.27%
------------------------------------------------------------------------------------------------
International Discovery   1.55%         None                    0.00%         1.55%
------------------------------------------------------------------------------------------------
Emerging Markets          2.00%         None                    0.00%         2.00%
</PRE>
<OL>
  <LI>Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds'
    management fee rate generally decreases as fund assets increase.</LI>
  <LI>Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.</LI>
</OL>


[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.
Example
The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

<UL>
  <LI>invest $10,000 in the fund </LI>
  <LI>redeem all of your shares at the end of the periods shown below </LI>
  <LI>earn a 5% return each year </LI>
  <LI>incur the same operating expenses as shown above</LI>
</UL>
. . . your cost of investing in the fund would be:


<PRE>
                              1 year        3 years       5 years      10 years
-------------------------------------------------------------------------------
Global Growth                 $132          $410          $710         $1,558
-------------------------------------------------------------------------------
International Growth          $129          $401          $694         $1,525
-------------------------------------------------------------------------------
International Discovery       $157          $487          $840         $1,832
-------------------------------------------------------------------------------
Emerging Markets              $202          $623          $1,069       $2,305
</PRE>


<A NAME="D"></A>Objectives, Strategies and Risks
Global Growth Fund<BR>
  International Growth Fund<BR>
  International Discovery Fund<BR>
  Emerging Markets Fund
What are the funds' investment objectives?
These funds seek capital growth.
[GRAPHIC OMITTED: POINTING FINGER] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.
How do the funds pursue their investment objectives?


The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.
The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.
In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds'
  holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.
The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds'
  cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional
  Information.


Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.
What kinds of securities do the funds buy?


The funds will usually purchase equity securities of foreign companies (except Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.


In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


What are the differences between the funds?

<UL>
  <LI>Global Growth invests in both U.S. and foreign companies.
    The fund's assets will be primarily invested at all times in equity securities of issuers in developed countries worldwide (including the United States).
    </LI>
  <LI>International Growth's assets will be primarily invested at all times in securities of companies in developed countries (excluding the United States). </LI>
  <LI>International Discovery's assets will be primarily invested at all times in equity securities of foreign companies that are small- to medium-sized at the time of purchase. </LI>
  <LI>Emerging Markets' assets will be primarily invested at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.</LI>
</UL>
In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada,
  Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
  the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland,
  the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market countries means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.
What are the principal risks of investing in the funds?
The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets;
  limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the funds' investments are generally held in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Investing in smaller foreign companies generally presents unique risks in addition to the risks of investing in foreign securities. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions.
  These factors may cause investments in smaller foreign companies to experience more price volatility.
Investing in emerging market companies generally is also riskier than investing in foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.


<A NAME="I"></A>Management
Who manages the funds?


The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.


The Board of Directors
The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.
The Investment Advisor


The funds' investment advisor is American Century Investment
  Management, Inc. The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities.
  The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.
Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
<PRE>
Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended November 30, 1999
--------------------------------------------------------------------------------
Global Growth                                                              1.30%
--------------------------------------------------------------------------------
International Growth                                                       1.27%
--------------------------------------------------------------------------------
International Discovery                                                    1.55%
--------------------------------------------------------------------------------
Emerging Markets                                                           2.00%
</PRE>


[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.
The Fund Management Teams


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment teams are identified below:
Henrik Strabo


Mr. Strabo, Chief Investment Officer—International Equities,
  has been a member of the team that manages Global Growth since the fund's inception in December 1998. He also has been a member of the team that manages International
  Growth and International Discovery since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April
  1994. He has a bachelor's degree in business from the University of Washington.


Mark S. Kopinski


Mr. Kopinski, Senior Vice President and Senior Portfolio Manager,
  has been a member of the team that manages International Growth and International
  Discovery since rejoining American Century in April 1997. He also has been a member of the team that manages Emerging Markets since its inception in September
  1997. Before rejoining American Century, he served as Vice President and Portfolio
  Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President and a member of the team that managed International
  Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.


Michael J. Donnelly

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc.
  He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
  Northwestern University. He is a Chartered Financial Analyst.
Bradley Amoils

Mr. Amoils, Portfolio Manager, has been a member of the team that manages Global Growth since the fund's inception. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities
  Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand, Johannesburg,
  South Africa and an MBA from Columbia University Graduate School of Business.


Brian Brady


Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since November 1998.
  He joined American Century in June 1994 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University
  Graduate School of Business.

Fundamental Investment Policies


Fundamental investment policies contained in the Statement of
  Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

<A NAME="J"></A>Investing with American Century

Services Automatically Available to You


You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting
  Business in Writing below.


Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an
  Investor Service Options form.

Ways to Manage Your Account

<TABLE CELLSPACING=0 BORDER=0 WIDTH=600>
  <tr>
    <td valign="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </td>
  </tr>
  <TR>
    <TD VALIGN="TOP">


      By telephone<br>
        Investor Relations<br>
        1-800-345-2021<br>
        Business, Not-For-Profit<br>
        and Employer-Sponsored<br>
        Retirement Plans<br>
        1-800-345-3533<br>
        Automated Information Line<br>
        1-800-345-8765


      [GRAPHIC OMITTED:<br>
        TELEPHONE]
    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">


      Open an account<br>
        If you are a current investor, you can open an account by exchanging shares from another American Century account.
      Exchange shares<br>
        Call or use our Automated Information Line if you have authorized us to accept telephone instructions.


    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">


      Make additional investments<br>
        Call or use our Automated Information Line if you have authorized us to invest from your bank account.
      Sell shares<br>
        Call a Service Representative.


    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP">
      Online<br>
        www.americancentury.com
      [GRAPHIC OMITTED:<br>
        COMPUTER]
    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">
      Open an account<br>
        If you are a current investor, you can open an account by exchanging shares from another American Century account.
      Exchange shares<br>
        Exchange shares from another American Century account.
    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">
      Make additional investments<br>
        Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.
      Sell shares<br>
        Not available.
    </TD>
  </TR>
  <tr>
    <td valign="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </td>
  </tr>
  <TR>
    <TD VALIGN="TOP">
      By mail or fax<br>
        P.O. Box 419200<br>
        Kansas City, MO 64141-6200
      Fax<br>
        816-340-7962
      [GRAPHIC OMITTED:<br>
        ENVELOPE]
    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">


      Open an account<br>
        Send a signed, completed application and check or money order payable to American Century Investments.
      Exchange shares<br>
        Send written instructions to exchange your shares from one American
        Century account to another.


    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">


      Make additional investments<br>
        Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.
      Sell shares<br>
        Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.


    </TD>
  </TR>


<br>
   A Note about Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.


Your Guide to Services and Policies


When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.



<TABLE CELLSPACING=0 BORDER=0 WIDTH=600>
  <tr>
    <td valign="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </td>
  </tr>
  <TR>
    <TD VALIGN="TOP">
      Automatically
      [GRAPHIC OMITTED:<br>
        ARROW IN A CIRCLE]
    </TD>
    <TD VALIGN="TOP">
          
    </TD>
    <TD VALIGN="TOP">
      Open an account<br>
        Not available.


      Exchange shares<br>
        Send written instructions to set up an automatic exchange of your shares from one American Century account to another.


    </TD>
    <TD VALIGN="TOP">
          
    </TD>
    <TD VALIGN="TOP">
      Make additional investments<br>
        With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.


      Sell shares<br>
        If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.



    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP">
      By wire


      [GRAPHIC OMITTED: POINTING FINGER] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed.
        Your bank also may charge a fee.


      [GRAPHIC OMITTED:<br>
        FAX MACHINE]
    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">


      Open an account<br>
        Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

      <UL>

        <LI>Our bank information:</LI>


        <br>
        Commerce Bank N.A. <br>
        Routing No. 101000019<br>
        Account No. 2804918
        <LI>The fund name </LI>
        <LI>Your American Century account number* </LI>
        <LI>Your name </LI>
        <LI>The contribution year (for IRAs only)<BR>
          * For additional investments only</LI>
      </UL>
    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">


      Make additional investments<br>
        Follow the wire instructions.
      Sell shares<br>
        You can receive redemption proceeds by wire or electronic transfer.

      Exchange shares<br>
        Not available.


    </TD>
  </TR>
  <tr>
    <td valign="TOP" colspan="5">
      <hr width="100%" size="1" noshade>
    </td>
  </tr>
  <TR>
    <TD VALIGN="TOP">
      In person
    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP" COLSPAN=3>


      If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.


    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP">    </TD>
    <TD VALIGN="TOP"></TD>
    <TD VALIGN="TOP">    </TD>
    <TD VALIGN="TOP"></TD>
    <TD VALIGN="TOP">    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP">
      [GRAPHIC OMITTED:<br>
        MALE FIGURE]
    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">


      4500 Main St.<BR>
        Kansas City, Missouri<BR>
        8 a.m. to 5:30 p.m., Monday – Friday
      1665 Charleston Road<BR>
        Mountain View, California<BR>
        8 a.m. to 5 p.m., Monday – Friday


    </TD>
    <TD VALIGN="TOP">
       
    </TD>
    <TD VALIGN="TOP">


      4917 Town Center Drive<BR>
        Leawood, Kansas<BR>
        8 a.m. to 6 p.m.,<br>
        Monday – Friday <BR>
        8 a.m. to noon, Saturday
      9445 East County Line Road, Suite A<BR>
        Englewood, Colorado<BR>
        8 a.m. to 6 p.m.,<br>
        Monday – Friday<BR>
        8 a.m. to noon, Saturday


    </TD>
  </TR>

<br>
   Minimum Initial Investment Amounts


<PRE>
                                                    Global Growth           International Discovery(1)
To open an account, the minimum investments are:    International Growth    Emerging Markets
------------------------------------------------------------------------------------------------------
Individual or Joint                                 $2,500                  $10,000
------------------------------------------------------------------------------------------------------
Traditional IRA                                     $1,000                  $10,000
------------------------------------------------------------------------------------------------------
Roth IRA                                            $1,000                  $10,000
------------------------------------------------------------------------------------------------------
Education IRA                                       $500                    N/A
------------------------------------------------------------------------------------------------------
UGMA/UTMA                                           $1,000                  $10,000
------------------------------------------------------------------------------------------------------
403(b)                                              $1,000(2)               $10,000
------------------------------------------------------------------------------------------------------
Qualified Retirement Plans                          $2,500(3)               $10,000
</PRE>

<OL>
  <LI>This fund is closed to new investors.</LI>
  <LI>For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.</LI>
  <LI>The minimum investment requirements may be different for some types of retirement plans.</LI>
</OL>

Redemptions

If you sell your shares of International Discovery within 180 days of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains).The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.


Redemption of Shares in Low-Balance Accounts


If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you
  90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance.
  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.


Special Requirements for Large Redemptions


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than
  $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash.
  The securities would be selected from the fund's portfolio by the fund managers.
  A payment in securities can help the fund's remaining investors avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Investing through Financial Intermediaries


If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

<UL>
  <LI>minimum investment requirements </LI>
  <LI>exchange policies </LI>
  <LI>fund choices </LI>
  <LI>cutoff time for investments</LI>
</UL>


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with
  American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
  American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.


<A NAME="K"></A>Share Price and Distributions

Share Price


The net asset value, or
  NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually
  4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV.
  The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.


We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are
  increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
  If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


<A NAME="L"></A>Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account.
  Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.


[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.


If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.


If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied.
  Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:



<PRE>
Type of Distribution        Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
-----------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate        Ordinary income rate
-----------------------------------------------------------------------------------------
Long-term capital gains     10%                         20%
</PRE>

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes.
  Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions


Your redemptions—including exchanges to other American
  Century funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for
  12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.


If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

<A NAME="M"></A>Multiple Class Information


American Century offers three classes of the funds: Investor
  Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer- sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor
  Class of the same fund.


<A NAME="N"></A>Financial Highlights

Understanding the Financial Highlights


The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.


On a per-share basis, each table includes as appropriate

<UL>
  <LI>share price at the beginning of the period </LI>
  <LI>investment income and capital gains or losses </LI>


  <LI>distributions of income and capital gains paid to investors
    </LI>


  <LI>share price at the end of the period</LI>
</UL>

Each table also includes some key statistics for the period as appropriate


<UL>
  <LI>Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions </LI>
  <LI>Expense Ratio — operating expenses as a percentage of average net assets </LI>
  <LI>Net Income Ratio — net investment income as a percentage of average net assets </LI>
  <LI>Portfolio Turnover — the percentage of the fund's buying and selling activity</LI>
</UL>

The Financial Highlights have been audited by Deloitte &
  Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

Global Growth Fund

Investor Class

For a Share Outstanding Throughout the Year Ended November
  30

Per-Share Data
<PRE>
                                                                         1999(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $5.00
                                                                         -----
Income From Investment Operations
  Net Investment Loss(2)                                                 (0.01)
  Net Realized and Unrealized Gain on Investment Transactions             3.34
                                                                         -----
  Total From Investment Operations                                        3.33
                                                                         -----
Net Asset Value, End of Period                                           $8.33
                                                                         =====
  Total Return(3)                                                        66.60%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                                       1999(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                         1.30 %
Ratio of Net Investment Loss to Average Net Assets                       (0.20)%
Portfolio Turnover Rate                                                    133 %
Net Assets, End of Period (in thousands)                              $233,823
</PRE>
<OL>
  <LI>December 1, 1998 (inception) through November 30, 1999.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any.</LI>
</OL>


International Growth Fund


Investor Class

For a Share Outstanding Throughout the Years Ended November
  30

Per-Share Data
<PRE>
                                             1999            1998            1997          1996            1995
                                          -----------------------------------------------------------------------
Net Asset Value, Beginning of Period       $ 9.25          $ 9.22          $ 8.73        $ 7.51          $ 7.47
                                          -----------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income (Loss)              (0.01)(1)        0.03(1)         -(2)         (0.01)(1)        0.01
  Net Realized and Unrealized Gain on
  Investment Transactions                    3.95            1.31            1.41          1.24            0.40
                                          -----------------------------------------------------------------------
  Total From Investment Operations           3.94            1.34            1.41          1.23            0.41
                                          -----------------------------------------------------------------------
Distributions
  From Net Investment Income                (0.02)          (0.03)             --         (0.01)             --
  From Net Realized Gains on
  Investment Transactions                   (0.15)          (1.28)          (0.92)           --           (0.37)
                                          -----------------------------------------------------------------------
  Total Distributions                       (0.17)          (1.31)          (0.92)        (0.01)          (0.37)
                                          -----------------------------------------------------------------------
Net Asset Value, End of Period             $13.02          $ 9.25          $ 9.22        $ 8.73          $ 7.51
                                          =======================================================================
  Total Return(3)                           43.22%          16.74%          18.12%        16.35%           5.93%
</PRE>

Ratios/Supplemental Data
<PRE>
                                    1999         1998        1997           1996           1995
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
  to Average Net Assets                1.27%        1.33%       1.38%(4)       1.65%(4)       1.77%
Ratio of Net Investment Income
  (Loss) to Average Net Assets        (0.06)%       0.33%       0.04%         (0.07)%         0.25%
Portfolio Turnover Rate                 117%         190%        163%           158%           169%
Net Assets, End of Period
  (in thousands)                 $3,701,903   $2,448,162  $1,728,617     $1,342,608     $1,210,442
</PRE>
<OL>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Per-share amount was less than $0.005. </LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. </LI>
  <LI>American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July
    30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended November 30, 1997 and November 30, 1996, respectively.</LI>
</OL>

International Discovery Fund

Investor Class

For a Share Outstanding Throughout the Years Ended November
  30

Per-Share Data
<PRE>
                                           1999            1998            1997          1996            1995
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $   9.24        $   8.54        $   7.60      $   5.70        $   5.39
                                         ----------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income (Loss)              (0.07)(1)       (0.03)(1)       (0.03)        (0.02)(1)        0.03
  Net Realized and Unrealized Gain on
  Investment Transactions                    6.06            1.22            1.31          1.95            0.28
                                         ----------------------------------------------------------------------
  Total From Investment Operations           5.99            1.19            1.28          1.93            0.31
Distributions
  From Net Investment Income                   --           (0.02)          (0.02)        (0.01)             --
  In Excess of Net Investment Income           --              --              --         (0.02)             --
  From Net Realized Gains on
  Investment Transactions                   (0.03)          (0.47)          (0.32)           --              --
                                         ----------------------------------------------------------------------
  Total Distributions                       (0.03)          (0.49)          (0.34)        (0.03)             --
                                         ----------------------------------------------------------------------
Net Asset Value, End of Period           $  15.20        $   9.24        $   8.54      $   7.60        $   5.70
                                         ======================================================================
  Total Return(2)                           65.12%          14.79%          17.76%        34.06%           5.75%
</PRE>

Ratios/Supplemental Data
<PRE>
                                     1999       1998       1997         1996         1995
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
  to Average Net Assets                 1.55%      1.64%      1.70%(3)     1.88%(3)     2.00%
Ratio of Net Investment Income
  (Loss) to Average Net Assets         (0.65)%    (0.36)%    (0.37)%      (0.31)%       0.27%
Portfolio Turnover Rate                  110%       178%       146%         130%         168%
Net Assets, End of Period
  (in thousands)                  $1,408,624   $781,551   $626,327     $377,128     $114,579
</PRE>
<OL>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any.</LI>
  <LI>American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July
    30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended November 30, 1997 and November 30, 1996, respectively. </LI>
</OL>

Emerging Markets Fund

Investor Class

For a Share Outstanding Throughout the Years Ended November
  30 (except as noted)

Per-Share Data
<PRE>
                                                                         1999         1998          1997(1)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $ 3.49      $  4.15       $  5.00
                                                                        ---------------------------------
Income From Investment Operations
  Net Investment Loss(2)                                                 (0.01)          --(3)      (0.01)
  Net Realized and Unrealized Gain (Loss) on Investment Transactions      2.14        (0.66)        (0.84)
                                                                        ---------------------------------
  Total From Investment Operations                                        2.13        (0.66)        (0.85)
Net Asset Value, End of Period                                          $ 5.62      $  3.49       $  4.15
                                                                        ---------------------------------
  Total Return(4)                                                        61.03%      (15.90)%      (17.00)%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                          1999         1998         1997(1)
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        2.00%        2.00%        2.00%(5)
Ratio of Net Investment Loss to Average Net Assets      (0.33)%      (0.03)%      (0.74)%(5)
Portfolio Turnover Rate                                   168%         270%          36%
Net Assets, End of Period (in thousands)              $82,359      $21,124      $11,830
</PRE>
<ol>
  <li>September 30, 1997 (inception) through November 30, 1997.</li>
  <li>Computed using average shares outstanding throughout the period.</li>
  <li>Per-share amount was less than $0.005. </li>
  <li>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</li>
  <li>Annualized.</li>
</ol>


Notes
 
 
 
 
 
 
 
 
 
 
 
 

More information about the funds is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds'
  operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
  Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American
  Century at the address or telephone numbers listed below.

You also can get information about the funds (including the
  SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.


<TABLE CELLSPACING=0 BORDER=0 WIDTH=600>
  <TR>
    <TD VALIGN="TOP">


      In person


    </TD>
    <TD VALIGN="TOP">


      SEC Public Reference Room<br>
        Washington, D.C.<br>
        Call 202-942-8090 for location and hours.<br>
         


    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP">


      On the Internet


    </TD>
    <TD VALIGN="TOP">
      <UL>


        <LI>EDGAR database at www.sec.gov </LI>
        <LI>By email request at publicinfo@sec.gov<BR>
             </LI>


      </UL>
    </TD>
  </TR>
  <TR>
    <TD VALIGN="TOP">


      By mail


    </TD>
    <TD VALIGN="TOP">


      SEC Public Reference Section <BR>
        Washington, D.C. 20549-0102


    </TD>
  </TR>

<br>
  Investment Company Act File No. 811-6247
[AMERICAN CENTURY LOGO]
American Century Investments<BR>
  P.O. Box 419200<BR>
  Kansas City, Missouri 64141-6200<BR>
  1-800-345-2021 or 816-531-5575


0004<BR>
  SH-PRS 19163


 

 
<TABLE border="0" cellspacing="0" cellpadding="0" width="600">
  <TR>
    <TD> </TD>
    <TD>


      Your <BR>
        AMERICAN CENTURY<BR>
        prospectus


      Global Growth Fund
      International Growth Fund
      International Discovery Fund
      Emerging Markets Fund
       
    </TD>
  </TR>
  <TR>
    <TD>


      APRIL 1, 2000<BR>
        ADVISOR CLASS


      International Discovery is<BR>
        closed to new investors.<BR>
        But shareholders who have<BR>
        open accounts may make<BR>
        additional investments and<BR>
        reinvest dividends and capital<BR>
        gains distributions.
      The Securities and Exchange<BR>
        Commission has not approved<BR>
        or disapproved these securities<BR>
        or determined if this Prospectus<BR>
        is accurate or complete. Anyone<BR>
        who tells you otherwise is<BR>
        committing a crime.
      Funds Distributor, Inc. and<BR>
        American Century<BR>
        Investment Services, Inc.,<BR>
        Distributors
    </TD>
    <TD> </TD>
  </TR>
  <TR>
    <TD> </TD>
    <TD valign="top">
      [AMERICAN CENTURY LOGO]
    </TD>
  </TR>

 
<TABLE border="0" cellspacing="0" cellpadding="0" width="600">
  <TR valign="top">
    <TD>
      [AMERICAN<BR>
        CENTURY<BR>
        LOGO]
    </TD>
    <TD>      </TD>
    <TD> </TD>
  </TR>
  <TR valign="top">
    <TD>
       
      American Century<BR>
        Investments
      P.O. Box 419385<BR>
        Kansas City, MO<BR>
        64141-6385
    </TD>
    <TD> </TD>
    <TD>


      Dear Investor,
      Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.
      As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.
      An Overview of the Funds — Learn about fund goals, strategies and risks, and who may or may not want to invest.
      Fund Performance History — See how the funds performed from year to year.
      Fees and Expenses — Find out about fund management fees and other expenses associated with investing.
      Objectives, Strategies and Risks — Take a
        more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.
      As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with
        American Century gives an overview about how to invest and manage your account.
      Share Price and Distributions, Taxes and Financial
        Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.
      Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service
        Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at 1-800-345-3533.
      Sincerely,
      /s/ Mark Killen
      Mark Killen<BR>
        Senior Vice President<BR>
        American Century Investment Services, Inc.


    </TD>
  </TR>


Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.


[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

Table of Contents

<A href="#ZA">An Overview of the Funds</A>


<A href="#ZB">Fund Performance History</A>

<A href="#ZC">Fees and Expenses</A>


<A href="#ZD">Objectives, Strategies and Risks</A>


        Global Growth Fund


        International
  Growth Fund

        International
  Discovery Fund

        Emerging
  Markets Fund


<A href="#ZI">Management</A>

<A href="#ZJ">Investing with American Century</A>

<A href="#ZK">Share Price and Distributions</A>

<A href="#ZL">Taxes</A>

<A href="#ZM">Multiple Class Information</A>

<A href="#ZN">Financial Highlights</A>

<A href="#ZO">Performance Information of Other Class</A>


<A NAME="ZA"></A>An Overview of the Funds


What are the funds' investment objectives?


These funds seek capital growth.

What are the funds' primary investment strategies and principal risks?


The fund managers look for stocks of growing foreign companies.
  The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The funds' principal risks include

<UL>
  <LI>Market Risk —
    The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. </LI>
  <LI>Price Volatility — The value of a fund's shares may fluctuate significantly in the short term. </LI>
  <LI>Principal Loss — As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. </LI>
  <LI>Foreign Risk — The funds invest primarily in foreign securities, which are generally riskier than U.S. stocks. As a result the funds are subject to foreign risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. </LI>
  <LI>Currency Risk — Because the funds' foreign investments are generally held in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.</LI>
</UL>


The chart below shows the primary differences among the funds. <BR>

<TABLE cellspacing=0 border=0 width=600>
  <TR>
    <TD valign="TOP">
      Fund
    </TD>
    <TD valign="TOP">    </TD>
    <TD valign="TOP">
      Primary Investments
    </TD>
    <TD valign="TOP">    </TD>
    <TD valign="TOP">
      Principal Risks
    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      Global Growth
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">
      U.S. and foreign equity securities of issuers in developed countries
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Invests a significant portion of its assets in foreign securities


    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      International Growth
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Equity securities of issuers in developed foreign countries


    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">
      Invests primarily in foreign securities
    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      International Discovery
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Equity securities of foreign issuers that are small- to medium-sized at the time of purchase


    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Invests primarily in small- to medium-sized foreign issuers


    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      Emerging Markets
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Equity securities of issuers in emerging markets


    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">
      Invests primarily in emerging markets
    </TD>
  </TR>


<BR>
  A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 6.


[GRAPHIC OMITTED: POINTING FINGER] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit
  Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the funds?

The funds may be a good investment if you are

<UL>
  <LI>seeking long-term capital growth from your investment </LI>
  <LI>seeking diversification of your investment portfolio through investment in foreign securities </LI>
  <LI>comfortable with the risks associated with investing in U.S.
    and foreign growth securities </LI>


  <LI>comfortable with short-term price volatility </LI>


  <LI>investing through an IRA or other tax-advantaged retirement plan</LI>
</UL>

Who may not want to invest in the funds?

The funds may not be a good investment if you are

<UL>
  <LI>seeking current income from your investment </LI>
  <LI>investing for a short period of time </LI>


  <LI>uncomfortable with the risks associated with investing in foreign securities </LI>


  <LI>uncomfortable with short-term volatility in the value of your investment</LI>
</UL>

<A NAME="ZB"></A>Fund Performance History

International Growth Fund


International Discovery Fund


[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns


The following bar chart shows the performance of the funds' Advisor
  Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Global Growth and Emerging
  Markets are not included because they do not yet have a full calendar year of performance.


[GRAPHIC OMITTED]
[The following table was depicted as a bar graph in the printed material.]

<PRE>
                                1997            1998            1999
International Growth            19.43%          18.86%          64.06%
International Discovery                                         88.04%
</PRE>

The highest and lowest quarterly returns for the period reflected in the bar chart are:
<PRE>
                                     Highest                      Lowest
--------------------------------------------------------------------------------
International Growth             48.12% (4Q 1999)           -18.06% (3Q 1998)
--------------------------------------------------------------------------------
International Discovery          50.78% (4Q 1999)             3.93% (3Q 1999)
</PRE>

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.


Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. Global Growth and Emerging Markets are not included because they do not yet have a full calendar year of performance.



<PRE>
For the calendar year ended December 31, 1999       1 year       Life of Fund(1)
--------------------------------------------------------------------------------
International Growth                                64.06%       32.03%
--------------------------------------------------------------------------------
MSCI EAFE Index                                     26.96%       15.01%
--------------------------------------------------------------------------------
International Discovery                             88.04%       41.26%
--------------------------------------------------------------------------------
MSCI EAFE Index                                     26.96%       17.96%
</PRE>

<OL>
  <LI>The inception dates are: International Growth, October 2,
    1996; and International Discovery, April 28, 1998.</LI>
</OL>


Performance Information of Other Class


The original class of shares of the funds was the Investor Class.
  For information about the historical performance of the original class of shares, see page 22.


<A NAME="ZC"></A>Fees and Expenses

There are no sales loads, fees or other charges

<UL>
  <LI>to buy fund shares directly from American Century </LI>
  <LI>to reinvest dividends in additional shares</LI>
</UL>


The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

[GRAPHIC OMITTED: POINTING FINGER] A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

Shareholder Fees (fees paid directly from your investment)


<PRE>
International Discovery                Redemption Fee (as a percentage of amount redeemed/exchanged)
----------------------------------------------------------------------------------------------------
Shares held less than 180 days         2.0%
----------------------------------------------------------------------------------------------------
Shares held 180 days or more           None
</PRE>


Annual Operating Expenses (expenses that are deducted from fund assets)


<PRE>
                           Management    Distribution and           Other          Total Annual Fund
                           Fee(1)        Service (12b-1) Fees(2)    Expenses(3)    Operating Expenses
-----------------------------------------------------------------------------------------------------
Global Growth              1.05%         0.50%                      0.00%          1.55%
-----------------------------------------------------------------------------------------------------
International Growth       1.02%         0.50%                      0.00%          1.52%
-----------------------------------------------------------------------------------------------------
International Discovery    1.30%         0.50%                      0.00%          1.80%
-----------------------------------------------------------------------------------------------------
Emerging Markets           1.75%         0.50%                      0.00%          2.25%
</PRE>

<OL>
  <LI>Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds'
    management fee rate generally decreases as fund assets increase.</LI>
  <LI>The 12b-1 fee is designed to permit investors to purchase
    Advisor Class shares through broker-dealers, banks, <BR>
    insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.
    For more information, see Service and Distribution Fees, page 16. </LI>
  <LI>Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.</LI>
</OL>


[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

<UL>
  <LI>invest $10,000 in the fund </LI>
  <LI>redeem all of your shares at the end of the periods shown below
    </LI>
  <LI>earn a 5% return each year </LI>
  <LI>incur the same operating expenses as shown above</LI>
</UL>

. . . your cost of investing in the fund would be:


<PRE>
                                 1 year        3 years        5 years        10 years
-------------------------------------------------------------------------------------
Global Growth                    $157          $487           $  840         $1,832
-------------------------------------------------------------------------------------
International Growth             $154          $478           $  824         $1,800
-------------------------------------------------------------------------------------
International Discovery          $182          $563           $  968         $2,098
-------------------------------------------------------------------------------------
Emerging Markets                 $226          $697           $1,194         $2,558
</PRE>


<A NAME="ZD"></A>Objectives, Strategies and Risks

Global Growth Fund<BR>
  International Growth Fund<BR>
  International Discovery Fund<BR>
  Emerging Markets Fund

What are the funds' investment objectives?

These funds seek capital growth.

[GRAPHIC OMITTED: POINTING FINGER] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

How do the funds pursue their investment objectives?


The fund managers use a growth investment strategy developed by
  American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds'
  holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.
  Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks.
  The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.


Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What kinds of securities do the funds buy?


The funds will usually purchase equity securities of foreign companies
  (except Global Growth, which will usually purchase equity securities of both
  U.S. and foreign companies). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.


In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


What are the differences between the funds?

<UL>
  <LI>Global Growth invests in both U.S. and foreign companies. The fund's assets will be primarily invested at all times in equity securities of issuers in developed countries worldwide (including the United States).
    </LI>
  <LI>International Growth's assets will be primarily invested at all times in securities of companies in developed countries (excluding the
    United States). </LI>
  <LI>International Discovery's assets will be primarily invested at all times in equity securities of foreign companies that are small- to medium-sized at the time of purchase. </LI>
  <LI>Emerging Markets' assets will be primarily invested at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.</LI>
</UL>

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada,
  Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
  the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland,
  the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market countries means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

What are the principal risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets;
  limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the funds' investments are generally held in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in smaller foreign companies generally presents unique risks in addition to the risks of investing in foreign securities. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions.
  These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in emerging market companies generally is also riskier than investing in foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.


<A NAME="ZI"></A>Management

Who manages the funds?


The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.


The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor


The funds' investment advisor is American Century Investment Management,
  Inc. The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities.
  The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.
<PRE>
Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended November 30, 1999
--------------------------------------------------------------------------------
Global Growth                                                             1.05%
--------------------------------------------------------------------------------
International Growth                                                      1.02%
--------------------------------------------------------------------------------
International Discovery                                                   1.30%
--------------------------------------------------------------------------------
Emerging Markets                                                          1.75%
</PRE>


[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

The Fund Management Teams


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment teams are identified below:

Henrik Strabo


Mr. Strabo, Chief Investment Officer—International Equities,
  has been a member of the team that manages Global Growth since the fund's inception in December 1998. He also has been a member of the team that manages International
  Growth and International Discovery since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April
  1994. He has a bachelor's degree in business from the University of Washington.


Mark S. Kopinski


Mr. Kopinski, Senior Vice President and Senior Portfolio Manager,
  has been a member of the team that manages International Growth and International
  Discovery since rejoining American Century in April 1997. He also has been a member of the team that manages Emerging Markets since its inception in September
  1997. Before rejoining American Century, he served as Vice President and Portfolio
  Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President and a member of the team that managed International
  Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.


Michael J. Donnelly

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc.
  He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
  Northwestern University. He is a Chartered Financial Analyst.

Bradley Amoils

Mr. Amoils, Portfolio Manager, has been a member of the team that manages Global Growth since the fund's inception. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities
  Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand, Johannesburg,
  South Africa and an MBA from Columbia University Graduate School of Business.


Brian Brady


Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined
  American Century in June 1994 as an Investment Analyst and was promoted to Portfolio
  Manager in November 1998. Prior to joining American Century, he served as a
  Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

Fundamental Investment Policies


Fundamental investment policies contained in the Statement of
  Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

<A NAME="ZJ"></A>Investing with American Century

Eligibility for Advisor Class Shares


The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

Redemptions

If you sell your shares of International Discovery within 180 days of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains).The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.


[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Investing through Financial Intermediaries


If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

<UL>
  <LI>minimum investment requirements </LI>
  <LI>exchange policies </LI>
  <LI>fund choices </LI>
  <LI>cutoff time for investments</LI>
</UL>


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with
  American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
  American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance.
  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash.
  The securities would be selected from the fund's portfolio by the fund managers.
  A payment in securities can help the fund's remaining investors <BR> avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


<A NAME="ZK"></A>Share Price and Distributions


The net asset value, or NAV, of a fund is the price of the fund's shares.


Share Price


American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange
  (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets and on some electronic trading networks may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.


We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal
  Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
  If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.


Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.



<A NAME="ZL"></A>Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.
  Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.


[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.


If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.


If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income.
  Distributions of capital gains are classified either as short term or long term and are taxed as follows:

<PRE>
Type of Distribution        Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
-----------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate        Ordinary income rate
-----------------------------------------------------------------------------------------
Long-term capital gains     10%                         20%
</PRE>

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions


Your redemptions—including exchanges to other American Century funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares.
  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than
  12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.


<A NAME="ZM"></A>Multiple Class Information


American Century offers three classes of the funds: Investor Class,
  Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.
  For additional information concerning the other classes of shares not offered by this Prospectus, call us at


<UL>
  <LI>1-800-345-2021 for Investor Class shares </LI>
  <LI>1-800-345-3533 for Institutional Class shares</LI>
</UL>

You also can contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor
  Class of the same fund.


Service and Distribution Fees


Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan.
  Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor
  Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple
  Class Structure — Master Distribution and Shareholder Services Plan
  in the Statement of Additional Information.


<A NAME="ZN"></A>Financial Highlights

Understanding the Financial Highlights


The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years .


On a per-share basis, each table includes as appropriate

<UL>
  <LI>share price at the beginning of the period </LI>
  <LI>investment income and capital gains or losses </LI>


  <LI>distributions of income and capital gains paid to investors
    </LI>


  <LI>share price at the end of the period</LI>
</UL>

Each table also includes some key statistics for the period as appropriate


<UL>
  <LI>Total Return —
    the overall percentage of return of the fund, assuming the reinvestment of all distributions </LI>
  <LI>Expense Ratio — operating expenses as a percentage of average net assets </LI>
  <LI>Net Income Ratio — net investment income as a percentage of average net assets </LI>
  <LI>Portfolio Turnover — the percentage of the fund's buying and selling activity</LI>
</UL>

The Financial Highlights have been audited by Deloitte & Touche
  LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

Global Growth Fund

Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
<PRE>
                                                                       1999(1)
================================================================================
Net Asset Value, Beginning of Period                                   $ 5.58
Income From Investment Operations
  Net Investment Loss(2)                                                (0.03)
  Net Realized and Unrealized Gain on Investment Transactions            2.76
                                                                       ------
  Total From Investment Operations                                       2.73
                                                                       ------
Net Asset Value, End of Period                                         $ 8.31
                                                                       ======
  Total Return(3)                                                       48.92%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                                     1999(1)
================================================================================
Ratio of Operating Expenses to Average Net Assets                    1.55%(4)
Ratio of Net Investment Loss to Average Net Assets                  (0.40)%(4)
Portfolio Turnover Rate                                               133%
Net Assets, End of Period                                        $112,446
</PRE>
<OL>
  <LI>February 5, 1999 (commencement of sale) through November
    30, 1999.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>


International Growth Fund


Advisor Class

For a Share Outstanding Throughout the Years Ended November
  30 (except as noted)

Per-Share Data
<PRE>
                                            1999          1998            1997          1996(1)
==================================================================================================
Net Asset Value, Beginning of Period       $ 9.24        $ 9.20          $ 8.72        $ 8.41
Income From Investment Operations
  Net Investment Income (Loss)              (0.04)(2)        --(2)(3)     (0.03)        (0.01)(2)
  Net Realized and Unrealized Gain
    on Investment Transactions               3.94          1.33            1.43          0.32
                                           -------------------------------------------------------
  Total From Investment Operations           3.90          1.33            1.40          0.31
                                           -------------------------------------------------------
Distributions
  From Net Investment Income                   --(3)      (0.01)             --            --
  From Net Realized Gains on Investment
    Transactions                            (0.15)        (1.28)          (0.92)           --
                                           -------------------------------------------------------
  Total Distributions                       (0.15)        (1.29)          (0.92)           --
                                           -------------------------------------------------------
Net Asset Value, End of Period             $12.99        $ 9.24          $ 9.20        $ 8.72
                                           =======================================================
  Total Return(4)                           42.86%        16.58%          17.97%         3.69%
</PRE>

Ratios/Supplemental Data
<PRE>
                                       1999         1998       1997         1996(1)
======================================================================================
Ratio of Operating Expenses
  to Average Net Assets                1.52%        1.58%      1.63%        1.67%(5)
Ratio of Net Investment Income
  (Loss) to Average Net Assets        (0.31)%       0.08%     (0.21)%      (0.76)%(5)
Portfolio Turnover Rate                 117%         190%       163%         158%
Net Assets, End of Period
  (in thousands)                    $61,317      $21,635     $9,111       $3,803
</PRE>
<OL>
  <LI>October 2, 1996 (commencement of sale) through November
    30, 1996.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Per-share amount was less than $0.005.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>

International Discovery Fund

Advisor Class

For a Share Outstanding Throughout the Years Ended November
  30 (except as noted)

Per-Share Data
<PRE>
                                                                         1999         1998(1)
===============================================================================================
Net Asset Value, Beginning of Period                                    $ 9.22        $10.10
Income From Investment Operations
  Net Investment Loss(2)                                                 (0.07)        (0.02)
  Net Realized and Unrealized Gain (Loss) on Investment Transactions      6.02         (0.86)
                                                                        --------------------
  Total From Investment Operations                                        5.95         (0.88)
                                                                        --------------------
Distributions
  From Net Realized Gains on Investment Transactions                     (0.03)           --
                                                                        --------------------
  Total Distributions                                                    (0.03)           --
                                                                        --------------------
Net Asset Value, End of Period                                          $15.14        $ 9.22
                                                                        ====================
  Total Return(3)                                                        64.82%        (8.71)%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                      1999           1998(1)
==================================================================================
Ratio of Operating Expenses to Average Net Assets        1.80%          1.89%(4)
Ratio of Net Investment Loss to Average Net Assets      (0.90)%        (0.60)%(4)
Portfolio Turnover Rate                                   110%           178%
Net Assets, End of Period                             $56,791        $10,708
</PRE>
<OL>
  <LI>April 28, 1998 (commencement of sale) through November 30,
    1998.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>

Emerging Markets Fund

Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
<PRE>
                                                                       1999(1)
================================================================================
Net Asset Value, Beginning of Period                                   $ 4.44
Income From Investment Operations
  Net Realized and Unrealized Gain on Investment Transactions            1.17
                                                                       ------
  Total From Investment Operations                                       1.17
                                                                       ------
Net Asset Value, End of Period                                         $ 5.61
                                                                       ======
  Total Return(2)                                                       26.35%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                                    1999(1)
================================================================================
Ratio of Operating Expenses to Average Net Assets                       2.25%(3)
Ratio of Net Investment Income to Average Net Assets                    0.02%(3)
Portfolio Turnover Rate                                                  168%
Net Assets, End of Period                                           $142,544
</PRE>
<OL>
  <LI>May 12, 1999 (commencement of sale) through November 30,
    1999.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>


<A NAME="ZO"></A>Performance Information of Other Class


The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. The Advisor
  Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Advisor
  Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.


On a per-share basis, each table includes as appropriate

<UL>
  <LI>share price at the beginning of the period </LI>
  <LI>investment income and capital gains or losses </LI>


  <LI>distributions of income and capital gains paid to investors
    </LI>


  <LI>share price at the end of the period</LI>
</UL>

Each table also includes some key statistics for the period as appropriate


<UL>
  <LI>Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions </LI>
  <LI>Expense Ratio — operating expenses as a percentage of average net assets </LI>
  <LI>Net Income Ratio — net investment income as a percentage of average net assets </LI>
  <LI>Portfolio Turnover — the percentage of the fund's buying and selling activity</LI>
</UL>

The Financial Highlights have been audited by Deloitte & Touche
  LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

Global Growth Fund

Investor Class

For a Share Outstanding Throughout the Year Ended November
  30

Per-Share Data
<PRE>
                                                                       1999(1)
================================================================================
Net Asset Value, Beginning of Period                                  $ 5.00
Income From Investment Operations
  Net Investment Loss(2)                                               (0.01)
  Net Realized and Unrealized Gain on Investment Transactions           3.34
                                                                      ------
  Total From Investment Operations                                      3.33
                                                                      ------
Net Asset Value, End of Period                                        $ 8.33
                                                                      ======
  Total Return(3)                                                      66.60%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                                     1999(1)
================================================================================
Ratio of Operating Expenses to Average Net Assets                      1.30%
Ratio of Net Investment Loss to Average Net Assets                    (0.20)%
Portfolio Turnover Rate                                                 133%
Net Assets, End of Period (in thousands)                           $233,823
</PRE>
<OL>
  <LI>December 1, 1998 (inception) through November 30, 1999.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any.</LI>
</OL>

International Growth Fund

Investor Class

For a Share Outstanding Throughout the Years Ended November
  30

Per-Share Data
<PRE>
                                           1999          1998          1997        1996          1995
=======================================================================================================
Net Asset Value, Beginning of Period     $ 9.25        $ 9.22        $ 8.73      $ 7.51        $ 7.47
Income From Investment Operations
  Net Investment Income (Loss)            (0.01)(1)      0.03(1)         --(2)    (0.01)(1)      0.01
  Net Realized and Unrealized Gain on
  Investment Transactions                  3.95          1.31          1.41        1.24          0.40
                                         ------------------------------------------------------------
  Total From Investment Operations         3.94          1.34          1.41        1.23          0.41
                                         ------------------------------------------------------------
Distributions
  From Net Investment Income              (0.02)        (0.03)           --       (0.01)           --
  From Net Realized Gains on
  Investment Transactions                 (0.15)        (1.28)        (0.92)         --         (0.37)
                                         ------------------------------------------------------------
  Total Distributions                     (0.17)        (1.31)        (0.92)      (0.01)        (0.37)
                                         ------------------------------------------------------------
Net Asset Value, End of Period           $13.02        $ 9.25        $ 9.22      $ 8.73        $ 7.51
                                         ==============================================================
  Total Return(3)                         43.22%        16.74%        18.12%      16.35%         5.93%
</PRE>

Ratios/Supplemental Data
<PRE>
                                     1999          1998         1997            1996            1995
========================================================================================================
Ratio of Operating Expenses
  to Average Net Assets                 1.27%         1.33%        1.38%(4)        1.65%(4)        1.77%
Ratio of Net Investment Income
  (Loss) to Average Net Assets         (0.06)%        0.33%        0.04%          (0.07)%          0.25%
Portfolio Turnover Rate                  117%          190%         163%            158%            169%
Net Assets, End of Period
  (in thousands)                  $3,701,903    $2,448,162   $1,728,617      $1,342,608      $1,210,442
</PRE>
<OL>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Per-share amount was less than $0.005. </LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. </LI>
  <LI>American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July
    30, 1997. In <BR>
    absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended November 30,
    1997 and November 30, 1996, respectively.</LI>
</OL>

International Discovery Fund

Investor Class

For a Share Outstanding Throughout the Years Ended November
  30

Per-Share Data
<PRE>
                                          1999          1998          1997        1996         1995
======================================================================================================
Net Asset Value, Beginning of Period     $ 9.24        $ 8.54        $ 7.60      $ 5.70        $5.39
Income From Investment Operations
  Net Investment Income (Loss)            (0.07)(1)     (0.03)(1)     (0.03)      (0.02)(1)     0.03
  Net Realized and Unrealized Gain on
  Investment Transactions                  6.06          1.22          1.31        1.95         0.28
                                         -----------------------------------------------------------
  Total From Investment Operations         5.99          1.19          1.28        1.93         0.31
                                         -----------------------------------------------------------
Distributions
  From Net Investment Income                 --         (0.02)        (0.02)      (0.01)          --
  In Excess of Net Investment Income         --            --            --       (0.02)          --
  From Net Realized Gains on
  Investment Transactions                 (0.03)        (0.47)        (0.32)         --           --
                                         -----------------------------------------------------------
  Total Distributions                     (0.03)        (0.49)        (0.34)      (0.03)          --
                                         -----------------------------------------------------------
Net Asset Value, End of Period           $15.20        $ 9.24        $ 8.54      $ 7.60        $5.70
                                         =============================================================
  Total Return(2)                         65.12%        14.79%        17.76%      34.06%        5.75%
</PRE>

Ratios/Supplemental Data
<PRE>
                                       1999           1998          1997           1996           1995
==========================================================================================================
Ratio of Operating Expenses
  to Average Net Assets                   1.55%         1.64%         1.70%(3)       1.88%(3)       2.00%
Ratio of Net Investment Income
  (Loss) to Average Net Assets           (0.65)%       (0.36)%       (0.37)%        (0.31)%         0.27%
Portfolio Turnover Rate                    110%          178%          146%           130%           168%
Net Assets, End of Period
  (in thousands)                    $1,408,624      $781,551      $626,327       $377,128       $114,579
</PRE>
<OL>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any.</LI>
  <LI>American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July
    30, 1997. In <BR>
    absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended November 30,
    1997 and November 30, 1996, respectively. </LI>
</OL>

Emerging Markets Fund

Investor Class

For a Share Outstanding Throughout the Years Ended November
  30 (except as noted) 

Per-Share Data
<PRE>
                                                                         1999         1998          1997(1)
=============================================================================================================
Net Asset Value, Beginning of Period                                    $ 3.49      $  4.15        $  5.00
Income From Investment Operations
  Net Investment Loss(2)                                                 (0.01)          --(3)       (0.01)
  Net Realized and Unrealized Gain (Loss) on Investment Transactions      2.14        (0.66)         (0.84)
                                                                        ----------------------------------
  Total From Investment Operations                                        2.13        (0.66)         (0.85)
                                                                        ----------------------------------
Net Asset Value, End of Period                                          $ 5.62      $  3.49        $  4.15
                                                                        =====================================
  Total Return(4)                                                        61.03%      (15.90)%       (17.00)%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                         1999         1998           1997(1)
===============================================================================================
Ratio of Operating Expenses to Average Net Assets        2.00%        2.00%          2.00%(5)
Ratio of Net Investment Loss to Average Net Assets      (0.33)%      (0.03)%        (0.74)%(5)
Portfolio Turnover Rate                                   168%         270%            36%
Net Assets, End of Period (in thousands)              $82,359      $21,124        $11,830
</PRE>
<OL>
  <LI>September 30, 1997 (inception) through November 30, 1997.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Per-share amount was less than $0.005.  </LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>


Notes

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 



Notes

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 



Notes

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 

 



 

More information about the funds is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds'
  operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
  Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American
  Century at the address or telephone numbers listed below.

You also can get information about the funds (including the
  SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.


<TABLE cellspacing=0 border=0 width=600>
  <TR>
    <TD valign="TOP">


      In person


    </TD>
    <TD valign="TOP">


      SEC Public Reference Room<BR>
        Washington, D.C.<BR>
        Call 202-942-8090 for location and hours.<BR>
         


    </TD>
  </TR>
  <TR>
    <TD valign="TOP">


      On the Internet


    </TD>
    <TD valign="TOP">
      <UL>


        <LI>EDGAR database at www.sec.gov </LI>
        <LI>By email request at publicinfo@sec.gov<BR>
         </LI>


      </UL>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">


      By mail


    </TD>
    <TD valign="TOP">


      SEC Public Reference Section <BR>
        Washington, D.C. 20549-0102


    </TD>
  </TR>

<BR>
  Investment Company Act File No. 811-6247
[AMERICAN CENTURY LOGO]
American Century Investments<BR>
  P.O. Box 419385<BR>
  Kansas City, Missouri 64141-6385<BR>
  1-800-345-3533 or 816-531-5575


0004<BR>
  SH-PRS 19165


 

 
<TABLE border="0" cellspacing="0" cellpadding="0" width="600">
  <TR>
    <TD> </TD>
    <TD>


      Your <BR>
        AMERICAN CENTURY<BR>
        prospectus


      Global Growth Fund
      International Growth Fund
      International Discovery Fund
      Emerging Markets Fund
       
    </TD>
  </TR>
  <TR>
    <TD>


      APRIL 1, 2000<BR>
        INSTITUTIONAL CLASS


      International Discovery is<BR>
        closed to new investors.<BR>
        But shareholders who have<BR>
        open accounts may make<BR>
        additional investments and<BR>
        reinvest dividends and capital<BR>
        gains distributions.
      The Securities and Exchange<BR>
        Commission has not approved<BR>
        or disapproved these securities<BR>
        or determined if this Prospectus<BR>
        is accurate or complete. Anyone<BR>
        who tells you otherwise is<BR>
        committing a crime.
      Funds Distributor, Inc. and<BR>
        American Century<BR>
        Investment Services, Inc.,<BR>
        Distributors
    </TD>
    <TD> </TD>
  </TR>
  <TR>
    <TD> </TD>
    <TD valign="top">
      [AMERICAN CENTURY LOGO]
    </TD>
  </TR>

 
<TABLE border="0" cellspacing="0" cellpadding="0" width="600">
  <TR valign="top">
    <TD>
      [AMERICAN<BR>
        CENTURY<BR>
        LOGO]
    </TD>
    <TD>      </TD>
    <TD> </TD>
  </TR>
  <TR valign="top">
    <TD>
       
      American Century<BR>
        Investments
      P.O. Box 419385<BR>
        Kansas City, MO<BR>
        64141-6385
    </TD>
    <TD> </TD>
    <TD>


      Dear Investor,
      Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.
      As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.
      An Overview of the Funds — Learn about fund goals, strategies and risks, and who may or may not want to invest.
      Fund Performance History — See how the funds performed from year to year.
      Fees and Expenses — Find out about fund management fees and other expenses associated with investing.
      Objectives, Strategies and Risks — Take a
        more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.
      As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with
        American Century gives an overview about how to invest and manage your account.
      Share Price and Distributions, Taxes and Financial
        Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.
      Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service
        Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at 1-800-345-3533.
      Sincerely,
      /s/ Mark Killen
      Mark Killen <BR>
        Senior Vice President <BR>
        American Century Investment Services, Inc.


    </TD>
  </TR>

Table of Contents

<A href="#XA">An Overview of the Funds</A>


<A href="#XB">Fund Performance History</A>

<A href="#XC">Fees and Expenses</A>

<A href="#XD">Objectives, Strategies and Risks</A>


      Global Growth Fund

      International Growth Fund

      International Discovery
  Fund

      Emerging Markets Fund


<A href="#XE">Management</A>

<A href="#XF">Investing with American Century</A>

<A href="#XG">Share Price and Distributions</A>

<A href="#XH">Taxes</A>

<A href="#XI">Multiple Class Information</A>

<A href="#XJ">Financial Highlights</A>

<A href="#XK">Performance Information of Other Class</A>

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.


[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

<A NAME="XA"></A>An Overview of the Funds


What are the funds' investment objectives?


These funds seek capital growth.

What are the funds' primary investment strategies and principal risks?


The fund managers look for stocks of growing foreign companies.
  The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The funds' principal risks include

<UL>
  <LI>Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. </LI>
  <LI>Price Volatility — The value of a fund's shares may fluctuate significantly in the short term. </LI>
  <LI>Principal Loss — As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. </LI>
  <LI>Foreign Risk — The funds invest primarily in foreign securities, which are generally riskier than U.S. stocks. As a result the funds are subject to foreign risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. </LI>
  <LI>Currency Risk — Because the funds' foreign investments are generally held in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.</LI>
</UL>


The chart below shows the primary differences among the funds.

<TABLE cellspacing=0 border=0 width=600>
  <TR>
    <TD valign="TOP">
      Fund
    </TD>
    <TD valign="TOP">    </TD>
    <TD valign="TOP">
      Primary Investments
    </TD>
    <TD valign="TOP">    </TD>
    <TD valign="TOP">
      Principal Risks
    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      Global Growth
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">
      U.S. and foreign equity securities of issuers in developed countries
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Invests a significant portion of its assets in foreign securities


    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      International Growth
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Equity securities of issuers in developed foreign countries


    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">
      Invests primarily in foreign securities
    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      International Discovery
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Equity securities of foreign issuers that are small- to medium-sized at the time of purchase


    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Invests primarily in small- to medium-sized foreign issuers


    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      Emerging Markets
    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">


      Equity securities of issuers in emerging markets


    </TD>
    <TD valign="TOP"> </TD>
    <TD valign="TOP">
      Invests primarily in emerging markets
    </TD>
  </TR>


A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 6.


[GRAPHIC OMITTED: POINTING FINGER] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit
  Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the funds?

The funds may be a good investment if you are

<UL>
  <LI>seeking long-term capital growth from your investment </LI>
  <LI>seeking diversification of your investment portfolio through investment in foreign securities </LI>
  <LI>comfortable with the risks associated with investing in U.S.
    and foreign growth securities </LI>


  <LI>comfortable with short-term price volatility </LI>


  <LI>investing through an IRA or other tax-advantaged retirement plan</LI>
</UL>

Who may not want to invest in the funds?

The funds may not be a good investment if you are

<UL>
  <LI>seeking current income from your investment </LI>
  <LI>investing for a short period of time </LI>


  <LI>uncomfortable with the risks associated with investing in foreign securities </LI>


  <LI>uncomfortable with short-term volatility in the value of your investment</LI>
</UL>

<A NAME="XB"></A>Fund Performance History

International Growth Fund<BR>


  International Discovery Fund


Annual Total Returns


The following bar chart shows the performance of the funds'
  Institutional Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Global Growth and Emerging Markets are not included because they do not yet have a full calendar year of performance.


[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.
[GRAPHIC OMITTED]
[The following table was depicted as a bar graph in the printed material.]
<PRE>
                                1998            1999
International Growth            19.27%          64.87%
International Discovery                         88.82%
</PRE>

The highest and lowest quarterly returns for the period reflected in the bar chart are:


<PRE>
                                       Highest                       Lowest
--------------------------------------------------------------------------------
International Growth               48.30% (4Q 1999)            -17.91% (3Q 1998)
--------------------------------------------------------------------------------
International Discovery            50.87% (4Q 1999)              4.08% (3Q 1999)
</PRE>


[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.


Average Annual Total Returns

The following table shows the average annual total returns of the funds' Institutional Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. Global Growth and Emerging Markets are not included because they do not yet have a full calendar year of performance.
<PRE>
For the calendar year ended December 31, 1999       1 year       Life of Fund(1)
--------------------------------------------------------------------------------
International Growth                                64.87%       39.63%
--------------------------------------------------------------------------------
MSCI EAFE Index                                     26.96%       22.95%(2)
--------------------------------------------------------------------------------
International Discovery                             88.82%       49.15%
--------------------------------------------------------------------------------
MSCI EAFE Index                                     26.96%       23.43%
</PRE>
<OL>
  <LI>The inception dates are: International Growth, November
    20, 1997, and International Discovery, January 2, 1998.</LI>
  <LI>Since November 20, 1997, the date closest to the fund's inception for which data are available.</LI>
</OL>


Performance Information of Other Class


The original class of shares of the funds was the Investor Class.
  For information about the historical performance of the original class of shares, see page 23.


<A NAME="XC"></A>Fees and Expenses

There are no sales loads, fees or other charges

<UL>
  <LI>to buy fund shares directly from American Century </LI>
  <LI>to reinvest dividends in additional shares</LI>
</UL>


The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

[GRAPHIC OMITTED: POINTING FINGER] A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.


Shareholder Fees (fees paid directly from your investment)



<PRE>
International Discovery             Redemption Fee (as a percentage of amount redeemed/exchanged)
-------------------------------------------------------------------------------------------------
Shares held less than 180 days      2.0%
-------------------------------------------------------------------------------------------------
Shares held 180 days or more        None
</PRE>


Annual Operating Expenses (expenses that are deducted from fund assets)


<PRE>
                            Management      Distribution and          Other         Total Annual Fund
                            Fee             Service (12b-1) Fees      Expenses      Operating Expenses
------------------------------------------------------------------------------------------------------
Global Growth               1.10%           None                      0.00%         1.10%
------------------------------------------------------------------------------------------------------
International Growth        1.07%(1)        None                      0.00%(2)      1.07%
------------------------------------------------------------------------------------------------------
International Discovery     1.35%(1)        None                      0.00%(2)      1.35%
------------------------------------------------------------------------------------------------------
Emerging Markets            1.80%(1)        None                      0.00%(2)      1.80%
</PRE>

<OL>
  <LI>Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds'
    management fee rate generally decreases as fund assets increase.</LI>
  <LI>Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.</LI>
</OL>


[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

<UL>
  <LI>invest $10,000 in the fund </LI>
  <LI>redeem all of your shares at the end of the periods shown below </LI>
  <LI>earn a 5% return each year </LI>
  <LI>incur the same operating expenses as shown above</LI>
</UL>

. . . your cost of investing in the fund would be:


<PRE>
                             1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
Global Growth                $112        $349         $604         $1,334
--------------------------------------------------------------------------------
International Growth         $109        $339         $588         $1,300
--------------------------------------------------------------------------------
International Discovery      $137        $426         $736         $1,614
--------------------------------------------------------------------------------
Emerging Markets             $182        $563         $968         $2,098
</PRE>


<A NAME="XD"></A>Objectives, Strategies and Risks

Global Growth Fund<BR>
  International Growth Fund<BR>
  International Discovery Fund<BR>
  Emerging Markets Fund

What are the funds' investment objectives?

These funds seek capital growth.

[GRAPHIC OMITTED: POINTING FINGER] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

How do the funds pursue their investment objectives?


The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds'
  holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the general movement of stock prices. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds'
  cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional
  Information.


Additional information about the funds' investments is available in their annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What kinds of securities do the funds buy?


The funds will usually purchase equity securities of foreign companies (except Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.


In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


What are the differences between the funds?

<UL>
  <LI>Global Growth invests in both U.S. and foreign companies.
    The fund's assets will be primarily invested at all times in equity securities of issuers in developed countries worldwide (including the United States).
    </LI>
  <LI>International Growth's assets will be primarily invested at all times in securities of companies in developed countries (excluding the United States). </LI>
  <LI>International Discovery's assets will be primarily invested at all times in equity securities of foreign companies that are small- to medium-sized at the time of purchase. </LI>
  <LI>Emerging Markets' assets will be primarily invested at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.</LI>
</UL>

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada,
  Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
  the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland,
  the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market countries means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

What are the principal risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets;
  limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the funds' investments are generally held in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in smaller foreign companies generally presents unique risks in addition to the risks of investing in foreign securities. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions.
  These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in emerging market companies generally is also riskier than investing in foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.


<A NAME="XE"></A>Management

Who manages the funds?


The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.


The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor


The funds' investment advisor is American Century Investment
  Management, Inc. The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities.
  The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Institutional Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Global Growth will pay the advisor a unified management fee of 1.10% of the first $1 billion of average net assets, 0.95% of the next
  $1 billion of average net assets, and 0.85% of average net assets over $2 billion of the Investor Class of shares.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide record-keeping and administrative services that would otherwise be performed by an affiliate of the advisor.

<PRE>
Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended November 30, 1999
--------------------------------------------------------------------------------
International Growth                                                       1.07%
--------------------------------------------------------------------------------
International Discovery                                                    1.35%
--------------------------------------------------------------------------------
Emerging Markets                                                           1.80%
</PRE>

The Fund Management Teams

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

The portfolio managers on the investment teams are identified below:

Henrik Strabo


Mr. Strabo, Chief Investment Officer—International Equities,
  has been a member of the team that manages Global Growth since the fund's inception in December 1998. He also has been a member of the team that manages International
  Growth and International Discovery since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April
  1994. He has a bachelor's degree in business from the University of Washington.


Mark S. Kopinski


Mr. Kopinski, Senior Vice President and Senior Portfolio Manager,
  has been a member of the team that manages International Growth and International
  Discovery since rejoining American Century in April 1997. He also has been a member of the team that manages Emerging Markets since its inception in September
  1997. Before rejoining American Century, he served as Vice President and Portfolio
  Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President and a member of the team that managed International
  Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.


Michael J. Donnelly

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc.
  He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
  Northwestern University. He is a Chartered Financial Analyst.

Bradley Amoils

Mr. Amoils, Portfolio Manager, has been a member of the team that manages Global Growth since the fund's inception. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities
  Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand, Johannesburg,
  South Africa and an MBA from Columbia University Graduate School of Business.


Brian Brady


Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since November 1998.
  He joined American Century in June 1994 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University
  Graduate School of Business.


Fundamental Investment Policies


Fundamental investment policies contained in the Statement of
  Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


<A NAME="XF"></A>Investing with American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.


Redemptions

If you sell your shares of International Discovery within 180 days of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains).The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.


Redemption of Shares in Low-Balance Accounts


If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you
  90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting
  Business in Writing below.

Conducting Business in Writing


If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an
  Investor Service Options form.




Ways to Manage Your Account


<TABLE cellspacing=0 border=0 width=600>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      By telephone<BR>
        Service Representative<BR>
        1-800-345-3533<BR>

       [GRAPHIC OMITTED:<BR>
        TELEPHONE]
    </TD>
    <TD valign="TOP">
       
    </TD>
    <TD valign="TOP">
      Open an account<BR>
        If you are a current investor, you can open an account by exchanging shares from another American Century account.


      Exchange shares<BR>
        Call or use our Automated Information Line if you have authorized us to accept telephone instructions.


    </TD>
    <TD valign="TOP">
       
    </TD>
    <TD valign="TOP">


      Make additional investments<BR>
        Call if you have authorized us to invest from your bank account.


      Sell shares<BR>
        Call a Service Representative.
    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      By mail or fax<BR>
        P.O. Box 419385<BR>
        Kansas City, MO 64141-6385
      Fax<BR>
        816-340-4655
      [GRAPHIC OMITTED:<BR>
        ENVELOPE]
    </TD>
    <TD valign="TOP">
       
    </TD>
    <TD valign="TOP">


      Open an account<BR>
        Send a signed, completed application and check or money order payable to American Century Investments.
      Exchange shares<BR>
        Send written instructions to exchange your shares from one American
        Century account to another.


    </TD>
    <TD valign="TOP">
       
    </TD>
    <TD valign="TOP">


      Make additional investments<BR>
        Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.
      Sell shares<BR>
        Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.


    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">


      Automatically


      [GRAPHIC OMITTED:<BR>
        ARROWS IN A CIRCLE]
    </TD>
    <TD valign="TOP">
          
    </TD>
    <TD valign="TOP">
      Open an account<BR>
        Not available.


      Exchange shares<BR>
        Send written instructions to set up an automatic exchange of your shares from one American Century account to another.


    </TD>
    <TD valign="TOP">
          
    </TD>
    <TD valign="TOP">
      Make additional investments<BR>
        With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.


      Sell shares<BR>
        If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.



    </TD>
  </TR>
  <TR>
    <TD valign="TOP" colspan="5">
      <HR width="100%" size="1" noshade>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      By wire


      [GRAPHIC OMITTED: POINTING FINGER] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed.
        Your bank also may charge a fee.


      [GRAPHIC OMITTED:<BR>
        FAX MACHINE]
    </TD>
    <TD valign="TOP">
       
    </TD>
    <TD valign="TOP">
      Open an account<BR>


        Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.
      <UL>
        <LI>Our bank information:</LI>


        <BR>
        Commerce Bank N.A. <BR>
        Routing No. 101000019<BR>
        Account No. 2804918
        <LI>The fund name </LI>
        <LI>Your American Century account number* </LI>
        <LI>Your name </LI>
        <LI>The contribution year (for IRAs only)<BR>
          * For additional investments only</LI>
      </UL>
    </TD>
    <TD valign="TOP">
       
    </TD>
    <TD valign="TOP">


      Make additional investments<BR>
        Follow the wire instructions.


      Sell shares<BR>
        You can receive redemption proceeds by wire or electronic transfer.

      Exchange shares<BR>
        Not available.
    </TD>
  </TR>


Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance.
  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.


Special Requirements for Large Redemptions


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than
  $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash.
  The securities would be selected from the fund's portfolio by the fund managers.
  A payment in securities can help the fund's remaining investors avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Investing through Financial Intermediaries


If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

<UL>
  <LI>minimum investment requirements </LI>
  <LI>exchange policies </LI>
  <LI>fund choices </LI>
  <LI>cutoff time for investments</LI>
</UL>


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with
  American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
  American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.


<A NAME="XG"></A>Share Price and Distributions


The net asset value, or NAV, of a fund is the price of the fund's shares.


Share Price


American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually
  4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV.
  The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets and on some electronic trading networks may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.


We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal
  Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
  If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.


Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.



<A NAME="XH"></A>Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account.
  Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.


[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.


If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.


If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied.
  Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

<PRE>
Type of Distribution             Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
------------------------------------------------------------------------------------------------
Short-term capital gains         Ordinary income rate          Ordinary income rate
------------------------------------------------------------------------------------------------
Long-term capital gains          10%                           20%
</PRE>

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes.
  Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions


Your redemptions—including exchanges to other American
  Century funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for
  12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.


<A NAME="XI"></A>Multiple Class Information


American Century offers three classes of the funds: Investor
  Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.
  For additional information concerning the other classes of shares not offered by this Prospectus, call us at


<UL>
  <LI>1-800-345-2021 for Investor Class shares </LI>
  <LI>1-800-345-3533 for Advisor Class shares</LI>
</UL>

You also can contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor
  Class of the same fund.


<A NAME="XJ"></A>Financial Highlights

Understanding the Financial Highlights


The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years .


On a per-share basis, each table includes as appropriate

<UL>
  <LI>share price at the beginning of the period </LI>
  <LI>investment income and capital gains or losses </LI>


  <LI>distributions of income and capital gains paid to investors
    </LI>


  <LI>share price at the end of the period</LI>
</UL>

Each table also includes some key statistics for the period as appropriate


<UL>
  <LI>Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions </LI>
  <LI>Expense Ratio — operating expenses as a percentage of average net assets </LI>
  <LI>Net Income Ratio — net investment income as a percentage of average net assets </LI>
  <LI>Portfolio Turnover — the percentage of the fund's buying and selling activity</LI>
</UL>

The Financial Highlights have been audited by Deloitte &
  Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

International Growth Fund

Institutional Class

For a Share Outstanding Throughout the Years Ended November
  30 (except as noted)

Per-Share Data
<PRE>
                                                                          1999          1998          1997(1)
==============================================================================================================
Net Asset Value, Beginning of Period                                    $ 9.28        $ 9.22        $ 9.26
Income From Investment Operations
  Net Investment Income (Loss)                                              --(2)(3)    0.05(3)         --(2)
  Net Realized and Unrealized Gain (Loss) on Investment Transactions      3.96          1.32         (0.04)
                                                                        --------------------------------------
  Total From Investment Operations                                        3.96          1.37         (0.04)
                                                                        --------------------------------------
Distributions
  From Net Investment Income                                             (0.04)        (0.03)           --
  From Net Realized Gains on Investment Transactions                     (0.15)        (1.28)           --
                                                                        --------------------------------------
  Total Distributions                                                    (0.19)        (1.31)           --
                                                                        --------------------------------------
Net Asset Value, End of Period                                          $13.05        $ 9.28        $ 9.22
                                                                        ======================================
  Total Return(4)                                                        43.40%        17.14%        (0.43)%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                                 1999        1998         1997(1)
=====================================================================================================
Ratio of Operating Expenses to Average Net Assets                  1.07%       1.13%        1.18%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets        0.14%       0.53%       (0.53)%(5)
Portfolio Turnover Rate                                             117%        190%         163%
Net Assets, End of Period (in thousands)                       $132,031     $13,562      $18,846
</PRE>
<OL>
  <LI>November 20, 1997 (commencement of sale) through November
    30, 1997.</LI>
  <LI>Per-share amount was less than $0.005.  </LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>

International Discovery Fund

Institutional Class

For a Share Outstanding Throughout the Years Ended November
  30 (except as noted)

Per-Share Data
<PRE>
                                                                    1999        1998(1)
========================================================================================
Net Asset Value, Beginning of Period                               $ 9.25        $8.18
Income From Investment Operations
  Net Investment Loss(2)                                            (0.04)          --
  Net Realized and Unrealized Gain on Investment Transactions        6.06         1.07
                                                                   ---------------------
  Total From Investment Operations                                   6.02         1.07
                                                                   ---------------------
Distributions
  From Net Realized Gains on Investment Transactions                (0.03)          --
                                                                   ---------------------
  Total Distributions                                               (0.03)          --
                                                                   ---------------------
Net Asset Value, End of Period                                     $15.24        $9.25
                                                                   =====================
  Total Return(3)                                                   65.37%        3.08%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                        1999         1998(1)
================================================================================
Ratio of Operating Expenses to Average Net Assets         1.35%         1.44%(4)
Ratio of Net Investment Loss to Average Net Assets       (0.45)%          --(4)
Portfolio Turnover Rate                                    110%          178%
Net Assets, End of Period (in thousands)              $182,222       $60,918
</PRE>
<OL>
  <LI>January 2, 1998 (commencement of sale) through November
    30, 1998.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>

Emerging Markets Fund

Institutional Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
<PRE>
                                                                       1999(1)
================================================================================
Net Asset Value, Beginning of Period                                   $ 3.39
Income From Investment Operations
  Net Realized and Unrealized Gain on Investment Transactions            2.24
                                                                       ------
  Total From Investment Operations                                       2.24
                                                                       ------
Net Asset Value, End of Period                                         $ 5.63
                                                                       ======
  Total Return(2)                                                       66.08%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                                    1999(1)
================================================================================
Ratio of Operating Expenses to Average Net Assets                      1.80%(3)
Ratio of Net Investment Loss to Average Net Assets                    (0.05)%(3)
Portfolio Turnover Rate                                                 168%
Net Assets, End of Period (in thousands)                            $16,507
</PRE>
<OL>
  <LI>January 28, 1999 (commencement of sale) through November
    30, 1999.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>


<A NAME="XK"></A>Performance Information of Other Class


The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor
  Class, has a total expense ratio that is 0.20% higher than the Institutional
  Class. The Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders.
  As a result, the advisor is able to charge these classes a lower unified management fee. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years
  .


On a per-share basis, the table includes as appropriate

<UL>
  <LI>share price at the beginning of the period </LI>
  <LI>investment income and capital gains or losses </LI>


  <LI>distributions of income and capital gains paid to investors
    </LI>


  <LI>share price at the end of the period</LI>
</UL>


The table also includes some key statistics for the period as appropriate

<UL>
  <LI>Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions </LI>
  <LI>Expense Ratio — operating expenses as a percentage of average net assets </LI>
  <LI>Net Income Ratio — net investment income as a percentage of average net assets </LI>
  <LI>Portfolio Turnover — the percentage of the fund's buying and selling activity</LI>
</UL>

The Financial Highlights have been audited by Deloitte &
  Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

Global Growth Fund

Investor Class

For a Share Outstanding Throughout the Year Ended November
  30

Per Share Data
<PRE>
                                                                       1999(1)
================================================================================
Net Asset Value, Beginning of Period                                  $ 5.00
Income From Investment Operations
  Net Investment Loss(2)                                               (0.01)
  Net Realized and Unrealized Gain on Investment Transactions           3.34
                                                                      ------
  Total From Investment Operations                                      3.33
                                                                      ------
Net Asset Value, End of Period                                        $ 8.33
                                                                      ======
  Total Return(3)                                                      66.60%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                                    1999(1)
================================================================================
Ratio of Operating Expenses to Average Net Assets                      1.30%
Ratio of Net Investment Loss to Average Net Assets                    (0.20)%
Portfolio Turnover Rate                                                 133%
Net Assets, End of Period (in thousands)                           $233,823
</PRE>
<OL>
  <LI>December 1, 1998 (inception) through November 30, 1999.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any.</LI>
</OL>

International Growth Fund

Investor Class

For a Share Outstanding Throughout the Years Ended November
  30

Per Share Data
<PRE>
                                           1999          1998          1997        1996          1995
=======================================================================================================
Net Asset Value, Beginning of Period     $ 9.25        $ 9.22        $ 8.73      $ 7.51        $ 7.47
Income From Investment Operations
  Net Investment Income (Loss)            (0.01)(1)      0.03(1)         --(2)    (0.01)(1)      0.01
  Net Realized and Unrealized Gain on
  Investment Transactions                  3.95          1.31          1.41        1.24          0.40
                                         --------------------------------------------------------------
  Total From Investment Operations         3.94          1.34          1.41        1.23          0.41
                                         --------------------------------------------------------------
Distributions
  From Net Investment Income              (0.02)        (0.03)           --       (0.01)           --
  From Net Realized Gains on
  Investment Transactions                 (0.15)        (1.28)        (0.92)         --         (0.37)
                                         --------------------------------------------------------------
  Total Distributions                     (0.17)        (1.31)        (0.92)      (0.01)        (0.37)
                                         --------------------------------------------------------------
Net Asset Value, End of Period           $13.02        $ 9.25        $ 9.22      $ 8.73        $ 7.51
                                         ==============================================================
  Total Return(3)                         43.22%        16.74%        18.12%      16.35%         5.93%
</PRE>

Ratios/Supplemental Data
<PRE>
                                       1999          1998         1997            1996            1995
==========================================================================================================
Ratio of Operating Expenses
  to Average Net Assets                   1.27%         1.33%        1.38%(4)        1.65%(4)        1.77%
Ratio of Net Investment Income
  (Loss) to Average Net Assets           (0.06)%        0.33%        0.04%          (0.07)%          0.25%
Portfolio Turnover Rate                    117%          190%         163%            158%            169%
Net Assets, End of Period
  (in thousands)                    $3,701,903    $2,448,162   $1,728,617      $1,342,608      $1,210,442
</PRE>
<OL>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Per-share amount was less than $0.005. </LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. </LI>
  <LI>American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July
    30, 1997. In <BR>
    absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended November 30,
    1997 and November 30, 1996, respectively.</LI>
</OL>

International Discovery Fund

Investor Class

For a Share Outstanding Throughout the Years Ended November
  30

Per Share Data
<PRE>
                                          1999          1998          1997        1996         1995
======================================================================================================
Net Asset Value, Beginning of Period     $ 9.24        $ 8.54        $ 7.60      $ 5.70        $5.39
Income From Investment Operations
  Net Investment Income (Loss)            (0.07)(1)     (0.03)(1)     (0.03)      (0.02)(1)     0.03
  Net Realized and Unrealized Gain on
  Investment Transactions                  6.06          1.22          1.31        1.95         0.28
                                         -------------------------------------------------------------
  Total From Investment Operations         5.99          1.19          1.28        1.93         0.31
                                         -------------------------------------------------------------
Distributions
  From Net Investment Income                 --         (0.02)        (0.02)      (0.01)          --
  In Excess of Net Investment Income         --            --            --       (0.02)          --
  From Net Realized Gains on
  Investment Transactions                 (0.03)        (0.47)        (0.32)         --           --
                                         -------------------------------------------------------------
  Total Distributions                     (0.03)        (0.49)        (0.34)      (0.03)          --
                                         -------------------------------------------------------------
Net Asset Value, End of Period           $15.20        $ 9.24        $ 8.54      $ 7.60        $5.70
                                         =============================================================
  Total Return(2)                         65.12%        14.79%        17.76%      34.06%        5.75%
</PRE>

Ratios/Supplemental Data
<PRE>
                                       1999           1998          1997           1996           1995
==========================================================================================================
Ratio of Operating Expenses
  to Average Net Assets                   1.55%         1.64%         1.70%(3)       1.88%(3)       2.00%
Ratio of Net Investment Income
  (Loss) to Average Net Assets           (0.65)%       (0.36)%       (0.37)%        (0.31)%         0.27%
Portfolio Turnover Rate                    110%          178%          146%           130%           168%
Net Assets, End of Period
  (in thousands)                    $1,408,624      $781,551      $626,327       $377,128       $114,579
</PRE>
<OL>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any.</LI>
  <LI>American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July
    30, 1997. In <BR>
    absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended November 30,
    1997 and November 30, 1996, respectively. </LI>
</OL>

Emerging Markets Fund

Investor Class

For a Share Outstanding Throughout the Years Ended November
  30 (except as noted) 

Per Share Data
<PRE>
                                                                         1999         1998          1997(1)
=============================================================================================================
Net Asset Value, Beginning of Period                                    $ 3.49      $  4.15        $  5.00
Income From Investment Operations
  Net Investment Loss(2)                                                 (0.01)          --(3)       (0.01)
  Net Realized and Unrealized Gain (Loss) on Investment Transactions      2.14        (0.66)         (0.84)
                                                                        -------------------------------------
  Total From Investment Operations                                        2.13        (0.66)         (0.85)
                                                                        -------------------------------------
Net Asset Value, End of Period                                          $ 5.62      $  3.49        $  4.15
                                                                        =====================================
  Total Return(4)                                                        61.03%      (15.90)%       (17.00)%
</PRE>

Ratios/Supplemental Data
<PRE>
                                                         1999         1998           1997(1)
===============================================================================================
Ratio of Operating Expenses to Average Net Assets        2.00%        2.00%          2.00%(5)
Ratio of Net Investment Loss to Average Net Assets      (0.33)%      (0.03)%        (0.74)%(5)
Portfolio Turnover Rate                                   168%         270%            36%
Net Assets, End of Period (in thousands)              $82,359      $21,124        $11,830
</PRE>
<OL>
  <LI>September 30, 1997 (inception) through November 30, 1997.</LI>
  <LI>Computed using average shares outstanding throughout the period.</LI>
  <LI>Per-share amount was less than $0.005.  </LI>
  <LI>Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.</LI>
  <LI>Annualized.</LI>
</OL>


Notes

 

 

 

 

 

 

 

 

 

 

 

 

Notes

 

 

 

 

 

 

 

 

 

 

 

 

More information about the funds is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds'
  operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
  Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American
  Century at the address or telephone numbers listed below.

You also can get information about the funds (including the
  SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.


<TABLE cellspacing=0 border=0 width=600>
  <TR>
    <TD valign="TOP">


      In person


    </TD>
    <TD valign="TOP">


      SEC Public Reference Room<BR>
        Washington, D.C.<BR>
        Call 202-942-8090 for location and hours.<BR>


        <BR>

    </TD>
  </TR>
  <TR>
    <TD valign="TOP">


      On the Internet


    </TD>
    <TD valign="TOP">
      <UL>


        <LI>EDGAR database at www.sec.gov </LI>
        <LI>By email request at publicinfo@sec.gov<BR>
         </LI>


      </UL>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">


      By mail


    </TD>
    <TD valign="TOP">


      SEC Public Reference Section <BR>
        Washington, D.C. 20549-0102


    </TD>
  </TR>

<BR>
  Investment Company Act File No. 811-6247
[AMERICAN CENTURY LOGO]
American Century Investments<BR>
  P.O. Box 419200<BR>
  Kansas City, Missouri 64141-6200

1-800-345-2021 or 816-531-5575


0004<BR>
  SH-PRS 19167


 

 
<TABLE border="0" cellspacing="0" cellpadding="0" width="600">
  <TR>
    <TD width="245"> </TD>
    <TD width="355">


       AMERICAN CENTURY<BR>
        statement of<BR>
        additional information


      Global Growth Fund
      International Growth Fund
      International Discovery Fund
      Emerging Markets Fund
       
    </TD>
  </TR>
  <TR>
    <TD width="245">


      APRIL 1, 2000


      American Century World<BR>
        Mutual Funds, Inc.
       This Statement of Additional Information adds to the discussion in the funds' Prospectus, dated April 1, 2000, but is not a Prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's
        Web site at www.americancentury.com.
      This Statement of Additional Information incorporates by reference certain information that appears in the funds'
        annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' annual or semiannual reports by calling
        1-800-345-2021.
      Funds Distributor, Inc. and <BR>
        American Century Investment<BR>
        Services, Inc., Distributors
    </TD>
    <TD width="355"> </TD>
  </TR>


<BR>
Table of Contents

<A href="#YB">The Funds' History</A>

<A href="#YC">Fund Investment Guidelines</A>

<A href="#YD">Fund Investments and Risks</A>

      <A href="#YE">Investment Strategies and Risks</A>

      <A href="#YF">Investment Policies</A>

      <A href="#YG">Portfolio Turnover</A>

<A href="#YH">Management</A>

      <A href="#YI">The Board of
  Directors</A>

      <A href="#YJ">Officers</A>

      <A href="#YK">Code of Ethics</A>

<A href="#YL">The Funds' Principal Shareholders</A>

<A href="#YM">Service Providers</A>

      <A href="#YN">Investment Advisor</A>

      <A href="#YO">Transfer Agent and Administrator</A>

      <A href="#YP">Distributors</A>

<A href="#YQ">Other Service Providers</A>

      <A href="#YR">Custodian Banks</A>

      <A href="#YS">Independent Auditor</A>

<A href="#YT">Brokerage Allocation</A>

<A href="#YU">Information about Fund Shares</A>

      <A href="#YV">Multiple Class
  Structure</A>

      <A href="#YW">Buying and Selling
  Fund Shares</A>

      <A href="#YX">Valuation of a Fund's Securities</A>

<A href="#YY">Taxes</A>

      <A href="#YZ">Federal Income
  Tax</A>

      <A href="#YAA">State and Local
  Income Tax</A>

<A href="#YBB">How Fund Performance Information Is Calculated</A>

      <A href="#YCC">Performance
  Comparisons</A>

      <A href="#YDD">Permissible
  Advertising Information</A>

      <A href="#YEE">Multiple Class
  Performance Advertising</A>

<A href="#YFF">Financial Statements</A>

<A href="#YGG">Explanation of Fixed-Income Securities Ratings</A>


<A NAME="YB"></A>THE FUNDS' HISTORY


American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In
  January 1997 it changed its name to American Century World Mutual Funds, Inc.
  Throughout this Statement of Additional Information we refer to American Century
  World Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.
<PRE>
                                 Investor Class           Advisor Class            Institutional Class

                             Ticker      Inception      Ticker     Inception       Ticker     Inception
Fund                         Symbol      Date           Symbol     Date            Symbol     Date
---------------------------------------------------------------------------------------------------------
Global Growth                TWGGX       12/1/1998      N/A        02/5/1999       N/A        N/A
---------------------------------------------------------------------------------------------------------
International Growth         TWIEX       05/9/1991      TWGAX      10/1/1996       TGRIX      01/20/1997
---------------------------------------------------------------------------------------------------------
International Discovery      TWEGX       04/1/1994      N/A        04/28/1998      TIDIX      01/2/1998
---------------------------------------------------------------------------------------------------------
Emerging Markets             TWMIX       09/30/1997     N/A        N/A             N/A        01/28/1999
---------------------------------------------------------------------------------------------------------
</PRE>


<A NAME="YC"></A>FUND INVESTMENT GUIDELINES


This section explains the extent to which the funds' advisor,
  American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 3. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.

Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified
  means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.


To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.



In general, within the restrictions outlined here and in the funds'
  Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth) equity securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1 on page 3, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in equity securities, regardless of the movement of stock prices, generally. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%.
  The managers may use stock index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectus, the managers may not leverage the funds' portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Short-Term Securities,
  page 10, Futures and Options, page 10, and Derivative Securities,
  page 7.

<PRE>
Table 1
---------------------------------------------------------------------------------------
                                            Global Growth       International Discovery
                                                  and                     and
                                         International Growth       Emerging Markets
---------------------------------------------------------------------------------------
Foreign Securities                                 X                       X
---------------------------------------------------------------------------------------
Equity Equivalents                                 X                       X
---------------------------------------------------------------------------------------
Debt Securities                                    X                       X
---------------------------------------------------------------------------------------
Sovereign Debt Obligations                         X                       X
---------------------------------------------------------------------------------------
Convertible Securities                             X                       X
---------------------------------------------------------------------------------------
Short Sales                                        X                       X
---------------------------------------------------------------------------------------
Portfolio Lending                                  X                       X
---------------------------------------------------------------------------------------
Derivative Securities                              X                       X
---------------------------------------------------------------------------------------
Investments in Companies with Limited
  Operating Histories                              5%                      10%
---------------------------------------------------------------------------------------
Other Investment Companies                         X                       X
---------------------------------------------------------------------------------------
Repurchase Agreements                              X                       X
---------------------------------------------------------------------------------------
When-Issued and Forward Commitment Agreements      X                       X
---------------------------------------------------------------------------------------
Restricted and Illiquid Securities                 X                       X
---------------------------------------------------------------------------------------
Short-Term Securities                              X                       X
---------------------------------------------------------------------------------------
Futures & Options                                  X                       X
---------------------------------------------------------------------------------------
Forward Currency Exchange Contracts                X                       X
---------------------------------------------------------------------------------------
</PRE>

<A NAME="YD"></A>FUND INVESTMENTS AND RISKS


<A NAME="YE"></A>INVESTMENT STRATEGIES AND RISKS


This section describes various investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1.


Foreign Securities


A description of the funds' investment strategy regarding foreign securities is contained in the funds' Prospectus. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates.
  The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency.
  In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.


Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the
  United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
  Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities.
  Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents


The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.


The funds also may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities.
  Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation.
  The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest up to 35% in such other securities.
  The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.
  The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.


In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. International Growth and Global Growth will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service,
  Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality.
  According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed-Income
  Securities Ratings, page 36.

With respect to International Discovery and Emerging Markets, there are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% of each fund's assets will be invested in below-investment-grade fixed income securities. See Explanation of Fixed-Income Securities Ratings,
  page 36. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, the fund also may take the potential for income into account when selecting investments.


In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Sovereign Debt Obligations

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.


Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks.
  Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations.
  Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.


Short Sales

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve.
  If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending


In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except

<UL>
  <LI>through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or </LI>
  <LI>by engaging in repurchase agreements with respect to portfolio securities.</LI>
</UL>


Derivative Securities


To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators
  (reference indices). For example, Standard & Poor's Depositary Receipts, also known as spiders, track the price performance and dividend yield of the
  S&P Index by providing a stake in the stocks that make up that index.

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.


There is a range of risks associated with derivative investments, including:


<UL>
  <LI>the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate; </LI>
  <LI>the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired; </LI>
  <LI>the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
    </LI>
  <LI>the risk that the counterparty will fail to perform its obligations.</LI>
</UL>

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

Investments in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating history. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers.
  By their nature, such issuers present limited operating history and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Other Investment Companies


Each of the funds may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.
  Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

The funds are considering investing in India through a Republic of Mauritius company to take advantage of the favorable tax treaty between the countries. There can be no assurance such an investment structure would be effective.
  As noted in the paragraph above, each fund may invest in the securities of other investment companies. A Mauritius holding company will not be considered an investment company for this purpose.


Repurchase Agreements


Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.


A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days, and other illiquid securities.


When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).


When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.


In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.


With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers.
  The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

<UL>
  <LI>Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities; </LI>
  <LI>Commercial Paper; </LI>
  <LI>Certificates of Deposit and Euro Dollar Certificates of Deposit;
    </LI>
  <LI>Bankers' Acceptances; </LI>
  <LI>Short-term notes, bonds, debentures, or other debt instruments;
    and </LI>
  <LI>Repurchase agreements.</LI>
</UL>


In addition, each fund may invest part of its total assets in other investment companies including money market funds managed by the advisor.
  Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.


Futures and Options


Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:


<UL>
  <LI>protect against a decline in market value of the fund's securities
    (taking a short futures position), or </LI>
  <LI>protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or </LI>
  <LI>provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.</LI>
</UL>

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations.
  Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future)
  at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives.
  Examples of indices that may be used include the MSCI EAFE Index and MSCI Emerging
  Markets Free Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
  Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).


Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
  In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing.
  Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.


Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session.
  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option)
  or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
  If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security.
  If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options


Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts


Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative
  Securities, page 7.


The funds expect to use forward contracts under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.


In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.


The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

<A NAME="YF"></A>INVESTMENT POLICIES


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


Fundamental Investment Policies


The funds' fundamental investment restrictions are set forth below.
  These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.


<PRE>
Subject                 Policy
--------------------------------------------------------------------------------
Senior Securities       A fund may not issue senior securities, except as
                        permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing               A fund may not borrow money, except for temporary or
                        emergency purposes (not for leveraging or investment) in
                        an amount not exceeding 33 1/3% of the fund's total
                        assets (including the amount borrowed) less liabilities
                        (other than borrowings).
--------------------------------------------------------------------------------
Lending                 A fund may not lend any security or make any other loan
                        if, as a result, more than 33 1/3% of the fund's total
                        assets would be lent to other parties, except, (i)
                        through the purchase of debt securities in accordance
                        with its investment objective, policies and limitations
                        or (ii) by engaging in repurchase agreements with
                        respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate             A fund may not purchase or sell real estate unless
                        acquired as a result of ownership of securities or other
                        instruments. This policy shall not prevent a fund from
                        investing in securities or other instruments backed by
                        real estate or securities of companies that deal in real
                        estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration           A fund may not concentrate its investments in securities
                        of issuers in a particular industry (other than
                        securities issued or guaranteed by the U.S. government
                        or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting            A fund may not act as an underwriter of securities
                        issued by others, except to the extent that the fund may
                        be considered an underwriter within the meaning of the
                        Securities Act of 1933 in the disposition of restricted
                        securities.
--------------------------------------------------------------------------------
Commodities             A fund may not purchase or sell physical commodities
                        unless acquired as a result of ownership of securities
                        or other instruments; provided that this limitation
                        shall not prohibit the fund from purchasing or selling
                        options and futures contracts or from investing in
                        securities or other instruments backed by physical
                        commodities.
--------------------------------------------------------------------------------
Control                 A fund may not invest for purposes of exercising control
                        over management.
--------------------------------------------------------------------------------
</PRE>


For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions.
  All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.


For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies


In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.



<PRE>
Subject                 Policy
--------------------------------------------------------------------------------
Leveraging              A fund may not purchase additional investment securities
                        at any time during which outstanding borrowings exceed
                        5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity               A fund may not purchase any security or enter into a
                        repurchase agreement if, as a result, more than 15% of
                        its net assets (10% for the money market funds) would be
                        invested in repurchase agreements not entitling the
                        holder to payment of principal and interest within seven
                        days and in securities that are illiquid by virtue of
                        legal or contractual restrictions on resale or the
                        absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales             A fund may not sell securities short, unless it owns or
                        has the right to obtain securities equivalent in kind
                        and amount to the securities sold short, and provided
                        that transactions in futures contracts and options are
                        not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin                  A fund may not purchase securities on margin, except
                        that the fund may obtain such short-term credits as are
                        necessary for the clearance of transactions, and
                        provided that margin payments in connection with futures
                        contracts and options on futures contracts shall not
                        constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and Options     A fund may enter into futures contracts and write and
                        buy put and call options relating to futures contracts.
                        A fund may not, however, enter into leveraged futures
                        transactions if it would be possible for the fund to
                        lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with Limited    A fund may invest a portion of its assets in the
Operating Histories     securities of issuers with limited operating histories.
                        An issuer is considered to have a limited operating
                        history if that issuer has a record of less than three
                        years of continuous operation. Periods of capital
                        formation, incubation, consolidations, and research and
                        development may be considered in determining whether a
                        particular issuer has a record of three years of
                        continuous operation.
--------------------------------------------------------------------------------
</PRE>

<BR>
  The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.
  Neither the SEC nor any other agency of the federal or state agency participates in or supervises the management of the funds or their investment practices or policies.


<A NAME="YG"></A>PORTFOLIO TURNOVER


The portfolio turnover rates of the funds are shown in the Financial
  Highlights tables in the Prospectus.

The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, each fund's rate of portfolio turnover may be substantial.


The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the fund managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.


When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
  However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on the anticipated contribution of the security in question to the funds' objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turn over rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.


<A NAME="YH"></A>MANAGEMENT

<A NAME="YI"></A>THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the
  Board of Directors does not manage the funds, it has hired the advisor to do
  so. Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment
  Management, Inc. (ACIM); the funds' agent for transfer and administrative services,
  American Century Services Corporation (ACSC); the parent corporation, American
  Century Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC);
  the funds' distribution agent and co-administrator, Funds Distributor, Inc.
  (FDI); the funds' other distribution agent, American Century Investment Services,
  Inc. (ACIS); or other funds advised by the advisor. Each director listed below serves as a director of five other registered investment companies in the American
  Century family of funds, which are also advised by the advisor.
<PRE>
                               Position(s) Held
Name (Age)                     With Funds          Principal Occupation(s) During Past Five Years
--------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (76)    Director,           Chairman, Director and controlling shareholder, ACC,
4500 Main Street               Chairman of         Chairman, ACIM, ACSC, ACIS and six other ACC
Kansas City, MO 64111          the Board           subsidiaries
                                                   Director, ACIM, ACSC, ACIS and 10 other ACC subsidiaries(1)
--------------------------------------------------------------------------------------------------------------
James E. Stowers III* (41)     Director            Chief Executive Officer and Director, ACC
4500 Main Street                                   Chief Executive Officer, ACIM, ACSC, ACIS and six
Kansas City, MO 64111                              other ACC subsidiaries
                                                   Director, ACIM, ACSC, ACIS and 11 other ACC subsidiaries(2)
--------------------------------------------------------------------------------------------------------------
Thomas A. Brown (59)           Director            Director of Plains States Development, Applied
4500 Main Street                                   Industrial Technologies, Inc., a corporation engaged
Kansas City, MO 64111                              in the sale of bearings and power transmission
                                                   products
--------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)   Director            Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)     Director            Senior Vice President and Director,
4500 Main Street                                   Midwest Research Institute
Kansas City, MO 64111
--------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (65)           Director            Retired, formerly Chairman, Public Service Company
4500 Main Street                                   of Colorado; Director, Service Tech, Inc., Hathaway
Kansas City, MO 64111                              Corporation, and J.D. Edwards & Company
--------------------------------------------------------------------------------------------------------------
Donald H. Pratt (62)           Director,           Chairman and Director, Butler Manufacturing
4500 Main Street               Vice Chairman       Company
Kansas City, MO 64111          of the Board        Director, Atlas-Copco North America, Inc.
--------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (54)    Director            Senior Vice President, Long Distance Finance,
4500 Main Street                                   Sprint Corporation
Kansas City, MO 64111                              Director, DST Systems, Inc.
--------------------------------------------------------------------------------------------------------------
</PRE>
<OL>
  <LI>Father of James E. Stowers III</LI>
  <LI>Son of James E. Stowers, Jr.</LI>
</OL>


Committees

The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named acts as chairman of the committee.


<PRE>
Committee        Members                      Function of Committee
----------------------------------------------------------------------------------------------------------
Executive        James E. Stowers, Jr.        The Executive Committee performs the functions of the
                 James E. Stowers III         Board of Directors between Board meetings, subject to
                 Donald H. Pratt              the limitations on its power set out in the Maryland
                                              General Corporation Law, and except for matters required
                                              by the Investment Company Act to be acted upon by the whole
                                              Board.
----------------------------------------------------------------------------------------------------------
Compliance       Thomas A. Brown              The Compliance Committee reviews the results of the
                 Donald H. Pratt              funds' compliance testing program, reviews quarterly
                 Andrea C. Hall, Ph.D.        reports from the advisor to the Board regarding various
                                              compliance matters and monitors the implementation of the
                                              funds' Code of Ethics, including any violations.
----------------------------------------------------------------------------------------------------------
Audit            Jeannine Strandjord          The Audit Committee recommends the engagement of the
                 Robert W. Doering, M.D.      funds' independent auditors and oversees its activities.
                 D.D. (Del) Hock              The Committee receives reports from the advisor's Internal
                                              Audit Department, which is accountable to the Committee.
                                              The Committee also receives reporting about compliance
                                              matters affecting the funds.
----------------------------------------------------------------------------------------------------------
Nominating       Donald H. Pratt              The Nominating Committee primarily considers and
                 D.D. (Del) Hock              recommends individuals for nomination as directors. The
                 Andrea C. Hall, Ph.D.        names of potential director candidates are drawn from a
                                              number of sources, including recommendations from members
                                              of the Board, management and shareholders. This committee
                                              also reviews and makes recommendations to the Board with
                                              respect to the composition of Board committees and other
                                              Board-related matters, including its organization, size,
                                              composition, responsibilities, functions and compensation.
----------------------------------------------------------------------------------------------------------
</PRE>


Compensation of Directors


The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets.
  Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.


The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this Board to each director who is not an interested person as defined in the Investment Company Act.


<PRE>
Aggregate Director Compensation for Fiscal Year Ended November 30, 1999
---------------------------------------------------------------------------------------------
                               Total Compensation         Total Compensation  from the
Name of Director               from the Funds(1)          American Century Family of Funds(2)
---------------------------------------------------------------------------------------------
Thomas A. Brown                $3,380                     $57,497
Robert W. Doering, M.D.        $3,704                     $55,750
Andrea C. Hall, Ph.D.          $3,738                     $56,250
D.D. (Del) Hock                $3,720                     $56,000
Donald H. Pratt                $3,907                     $59,590
Lloyd T. Silver, Jr.(3)        $3,721                     $56,000
M. Jeannine Strandjord         $3,851                     $58,000
---------------------------------------------------------------------------------------------
</PRE>

<OL>
  <LI>Includes compensation paid to the directors during the fiscal year ended November 30, 1999, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred
    Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $778;
    Dr. Hall, $1,609; Mr. Hock, $2,078; Mr. Pratt, $1,106; Mr. Silver, $1,931
    and Ms. Strandjord, $3,015.</LI>
  <LI>Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.</LI>
  <LI>Mr. Silver retired from the board on March 4, 2000.</LI>
</OL>

The funds have adopted the Amended and Restated American Century
  Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.


All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed
  10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.


The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 1999.


<A NAME="YJ"></A>OFFICERS


Background information about the officers of the funds is provided in the table below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
  Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM and ACSC), or the funds' distributors (FDI and ACIS), as specified in the following table.

<PRE>
Name (Age)                      Positions Held With      Principal Occupation(s)
Address                         Funds                    During Past Five Years
-----------------------------------------------------------------------------------------------------------
George A. Rio (45)              President                Executive Vice President and Director of Client
60 State Street                                          Services, FDI  (March 1998 to present)
Boston, MA 02109                                         Senior Vice President and Senior Key Account
                                                         Manager, Putnam Mutual Funds (June 1995 to March
                                                         1998)
                                                         Director Business Development, First Data
                                                         Corporation (May 1994 to June 1995)
-----------------------------------------------------------------------------------------------------------
Christopher J. Kelley (35)      Vice President           Vice President and Associate General Counsel,
60 State Street                                          FDI (since July 1996)
Boston, MA 02109                                         Assistant Counsel, Forum Financial Group
                                                         (April 1994 to July 1996)
-----------------------------------------------------------------------------------------------------------
Mary A. Nelson (35)             Vice President           Vice President and Manager of Treasury Services
60 State Street                                          and Administration, FDI (1994 to present)
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)       Vice President           Senior Vice President and Treasurer, ACSC
4500 Main Street                and Treasurer
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------------------
David C. Tucker (41)            Vice President           Senior Vice President, ACIM, ACSC, ACIS and
4500 Main Street                                         three other ACC subsidiaries (June 1998
Kansas City, MO 64111                                    to present)
                                                         General Counsel, ACC and nine ACC subsidiaries
                                                         (June 1998 to present)
                                                         Consultant to mutual fund industry (May 1997 to
                                                         April 1998)
                                                         Vice President and General Counsel, Janus
                                                         Companies (1990 to 1997)
-----------------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (50)          Secretary                Secretary, ACC (February 1998 to present)
4500 Main Street                                         Director of Legal Operations (February 1996
Kansas City, MO 64111                                    to present)
                                                         Board Communications Manager, The Benham Company
                                                         (April 1994 to January 1996)
-----------------------------------------------------------------------------------------------------------
Robert J. Leach (33)            Controller               Vice President, ACSC (February 2000 to present)
4500 Main Street                                         Controller-Fund Accounting, ACSC
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------------------
Jon Zindel (32)                 Tax Officer              Vice President of Taxation, ACSC
4500 Main Street                                         (1996 to present)
Kansas City, MO 64111                                    Vice President, ACIM and 15 other ACC
                                                         subsidiaries (April 1999 to present)
                                                         Treasurer, American Century Ventures, Inc.
                                                         (December 1999 to present)
                                                         Tax Manager, Price Waterhouse LLP (1989 to 1996)
-----------------------------------------------------------------------------------------------------------
</PRE>

<A NAME="YK"></A>CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit "Access Persons" (personnel who have access to portfolio transaction information) to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

<A NAME="YL"></A>THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 3, 2000, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund:
<PRE>
                                                                                         Percentage of
Fund                         Shareholder                                                 Shares Outstanding
------------------------------------------------------------------------------------------------------------------
Global Growth
Advisor                      Donaldson Lufkin Jenrette Securities Corporation, Inc.      70.8%
                             Jersey City, NJ
------------------------------------------------------------------------------------------------------------------
International Growth
Investor                     Charles Schwab & Co., Inc.                                  9.1%
                             San Francisco, CA

                             Morgan Guaranty Trust of NY                                 9.5%
                             Newark DE
------------------------------------------------------------------------------------------------------------------
Advisor                      Nationwide 401K Public Nationwide Insurance Co.             16.3%
Columbus, OH
                             American Chamber of Commerce Executives                     8.9%
                             Amended & Restated MPP Plan & Trust
                             Springfield, MO
------------------------------------------------------------------------------------------------------------------
Institutional                Dingle & Co.                                                9.7%
                             Detroit, MI

                             Charles Schwab & Co., Inc.                                  8.6%
                             San Francisco, CA

                             Chase Manhattan Bank, Trustee                               18.6%
                             Robert Bosch Corporation New Star Plan & Trust
                             New York, NY

                             Morgan Guaranty Trust Company, Trustee                      14.7%
                             Deferred Profit Sharing Plan of Morgan Guaranty
                             Trust Co. of NY Affiliated Companies for US Employees
                             New York, NY

                             American Century Profit Sharing & 401K                      6.5%
                             Savings Plan & Trust
                             Kansas City, MO

                             U M B BANK NA, Trustee                                      5.6%
                             Navistar International Transportation Corp 401K
                             Retirement Savings Plan & Trust
                             Kansas City, MO
------------------------------------------------------------------------------------------------------------------
International Discovery

Investor                     Charles Schwab & Co., Inc.                                  18.6%
                             San Francisco, CA
------------------------------------------------------------------------------------------------------------------
Advisor                      Jato & Co.                                                  7.6%
                             Minneapolis, MN

                             Luther & Co.                                                66.5%
                             Farmington Hills, MI

                             IFTC, Custodian,                                            6.5%
                             Lizardtech, Inc.
                             Kansas City, MO

                             Arrowhead Trust, Inc.                                       19.4%
                             San Bernardino, CA
------------------------------------------------------------------------------------------------------------------
Institutional                Morgan Guaranty Trust Company, Trustee                      12.2%
                             Deferred PS Plan of Morgan Guaranty Trust Co.
                             of NY & Affiliated Companies for US Employees
                             New York, NY

                             Pell Rudman Trust Company NA                                14.2%
                             Boston, MA

                             US Bank NA Trustee                                          6.4%
                             Ceridian Corporation Master Trust
                             St. Paul, MN

                             Charles Schwab & Co., Inc.                                  30.2%
                             San Francisco, CA

                             American Century Profit Sharing & 401K                      7.9%
                             Savings Plan & Trust
                             Kansas City, MO

                             Mitra & Co.                                                 6.7%
                             Milwaukee, WI

                             Goodness Ltd.                                               6.0%
                             Nassau, The Bahamas
------------------------------------------------------------------------------------------------------------------
Emerging Markets

Investor                     Charles Schwab & Co., Inc.                                  7.1%
                             San Francisco, CA
------------------------------------------------------------------------------------------------------------------
Advisor                      Pershing Kay & Herbert Mills, Trustee                       8.9%
                             FBO Professional Serv Defined Benefit Pension Plan
                             Palo Alto, CA

                             Donaldson Lufkin Jenrette Securities Corporation, Inc.      48.5%
                             Jersey City, NJ

                             Suntrust Bank Central Florida NA, Trustee                   10.4%
                             Conitex Sonoco Inc. Subsidiaries 401K Plan
                             Englewood, CO

                             AG Edwards & Sons Inc FBO Michael Chaney TTE                15.2%
                             Michael Chaney Interv
                             St Louis, MO
------------------------------------------------------------------------------------------------------------------
Institutional                Charles Schwab & Co., Inc.                                  9.8%
                             San Francisco, CA

                             American Century Profit Sharing & 401K                      13.0%
                             Savings Plan & Trust
                             Kansas City, MO

                             Henry R. Fett, Trustee                                      45.8%
                             1999 Irrevocable US Annuity & Gift Trust
                             Clayton, MO

                             Goodness Ltd.                                               10.0%
                             Nassau, The Bahamas

                             American Century Services Corporation                       13.4%
                             Stock Option Surrender PlanTrust
                             Kansas City, MO
------------------------------------------------------------------------------------------------------------------
</PRE>

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares.
  As of March 3, 2000, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.


<A NAME="YM"></A>SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr.,
  Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

<A NAME="YN"></A>INVESTMENT ADVISOR


American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The funds have a stepped fee structure, as follows:
<PRE>
Fund                           Class                 Percent of Average Net Assets
-------------------------------------------------------------------------------------
Global Growth                  Investor              1.30% of first $1 billion
                                                     1.15% of the next $1 billion
                                                     1.05% over $2 billion
                               ------------------------------------------------------
                               Institutional         1.10% of first $1 billion
                                                     0.95% of the next $1 billion
                                                     0.85% over $2 billion
                               ------------------------------------------------------
                               Advisor               1.05% of first $1 billion
                                                     0.90% of the next $1 billion
                                                     0.80% over $2 billion
-------------------------------------------------------------------------------------
International Growth           Investor              1.50% of first $1 billion
                                                     1.20% of the next $1 billion
                                                     1.10% over $2 billion
                               ------------------------------------------------------
                               Institutional         1.30% of first $1 billion
                                                     1.00% of the next $1 billion
                                                     0.90% over $2 billion
                               ------------------------------------------------------
                               Advisor               1.25% of first $1 billion
                                                     0.95% of the next $1 billion
                                                     0.85% over $2 billion
-------------------------------------------------------------------------------------
International Discovery        Investor              1.75% of first $500 million
                                                     1.40% of the next $500 million
                                                     1.20% over $1 billion
                               ------------------------------------------------------
                               Institutional         1.55% of first $500 million
                                                     1.20% of the next $500 million
                                                     1.00% over $1 billion
                               ------------------------------------------------------
                               Advisor               1.50% of first $500 million
                                                     1.15% of the next $500 million
                                                     0.75% over $1 billion
-------------------------------------------------------------------------------------
Emerging Markets               Investor              2.00% of first $500 million
                                                     1.50% of the next $500 million
                                                     1.25% over $1 billion
                               ------------------------------------------------------
                               Institutional         1.80% of first $500 million
                                                     1.30% of the next $500 million
                                                     1.05% over $1 billion
                               ------------------------------------------------------
                               Advisor               1.55% of first $500 million
                                                     1.25% of the next $500 million
                                                     1.00% over $1 billion
-------------------------------------------------------------------------------------
</PRE>

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and


(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.


The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.


The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The corporation's
  Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis.
  The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.


Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 1999, 1998 and 1997, are indicated in the following table.

<PRE>
Unified Management Fees
-------------------------------------------------------------------------------------
Fund                           1999                   1998                  1997
-------------------------------------------------------------------------------------
Global Growth(1)
  Investor                  $1,644,937                   N/A                    N/A
  Advisor                         $483                   N/A                    N/A
-------------------------------------------------------------------------------------
International Growth
  Investor                 $36,878,929           $29,196,029            $22,611,083
  Advisor                     $364,444              $155,228                $73,143
  Institutional               $444,815              $251,829                 $5,752
-------------------------------------------------------------------------------------
International Discovery
  Investor                 $14,437,198           $12,121,551             $9,602,636
  Advisor                         $285                   $85                    N/A
  Institutional             $1,531,868              $648,372                    N/A
-------------------------------------------------------------------------------------
Emerging Markets
  Investor                    $876,060              $387,349                $33,065
  Advisor                         $838                   N/A                    N/A
  Institutional               $192,678                   N/A                    N/A
-------------------------------------------------------------------------------------
</PRE>
<OL>
  <LI>Commenced operations December 1, 1998.</LI>
</OL>


<A NAME="YO"></A>TRANSFER AGENT AND ADMINISTRATOR


American Century Services Corporation, 4500 Main Street, Kansas
  City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives.
  Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds
  Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the advisor out of its unified fee.

<A NAME="YP"></A>DISTRIBUTORS

The funds' shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned indirect subsidiary of Boston Institutional
  Group, Inc., and its principal business address is 60 State Street, Suite 1300,
  Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributors are the principal underwriter of the funds' shares.
  The distributors make a continuous, best efforts underwriting of the funds'
  shares. This means the distributors have no liability for unsold shares.


<A NAME="YQ"></A>OTHER SERVICE PROVIDERS

<A NAME="YR"></A>CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New
  York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri
  64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

<A NAME="YS"></A>INDEPENDENT AUDITOR


Deloitte & Touche LLP is the independent auditor of the funds.
  The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City,
  Missouri 64106. As the independent auditor of the funds, Deloitte & Touche
  LLP provides services including:


(1) audit of the annual financial statements for each fund,

(2) assistance and consultation in connection with SEC filings and

(3) review of the annual federal income tax return filed for each fund.

<A NAME="YT"></A>BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.


In the years ended November 30, 1999, 1998 and 1997, the brokerage commissions of each fund were:
<PRE>
Fund                      1999                       1998                  1997
----------------------------------------------------------------------------------------
Global Growth(1)             $557,921                        N/A                   N/A
International Growth      $11,652,482                $15,309,281           $10,870,947
International Discovery    $5,484,404                 $6,874,602            $5,153,755
Emerging Markets             $814,884                   $384,373               $57,986
----------------------------------------------------------------------------------------
</PRE>
<OL>
  <LI>Commenced operations December 1, 1998.</LI>
</OL>


The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker.
  Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

<A NAME="YU"></A>INFORMATION ABOUT FUND SHARES


Each of the four funds named on the front of this Statement of
  Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund)
  may be divided into separate classes. See Multiple Class Structure which follows. Additional funds and classes may be added without a shareholder vote.


Each fund votes separately on matters affecting that fund exclusively.
  Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated.
  Within their respective series or class, all shares have equal redemption rights.
  Each share, when issued, is fully paid and non-assessable.


In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.


<A NAME="YV"></A>MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor
  Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional,
  Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders.
  As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on this page). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
  Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor
  Class have approved and entered into a Master Distribution and Shareholder Services
  Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds as defined in the Investment
  Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors)
  annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


All fees paid under the Plan will be made in accordance with Section
  26 of the Rules of Fair Practice of the National Association of Securities Dealers
  (NASD).


Master Distribution and Shareholder Services Plan


As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.


Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.


To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a
  Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the
  Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder
  Services (as described above) and 0.25% of which is paid for distribution services.
  During the fiscal year ended November 30, 1999, the aggregate amount of fees paid under the Plan were:

<PRE>
Global Growth                           $230
International Discovery                 $179,544
International Growth                    $110
Emerging Markets                        $240
</PRE>

Payments may be made for a variety of shareholder services, including, but are not limited to

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses

(d) providing and maintaining elective services such as check writing and wire transfer services

(e) acting as shareholder of record and nominee for beneficial owners

(f) maintaining account records for shareholders and/or other beneficial owners

(g) issuing confirmations of transactions

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting


(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services. Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.


Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended November 30, 1999, the amount of fees paid under the Plan for shareholder services were:
<PRE>
Global Growth                           $115
International Discovery                 $89,772
International Growth                    $55
Emerging Markets                        $120
</PRE>

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to


(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell
  Advisor Class shares pursuant to Selling Agreements;


(b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares

(c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor

(d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports

(g) the providing of facilities to answer questions from prospective investors about fund shares

(h) complying with federal and state securities laws pertaining to the sale of fund shares

(i) assisting investors in completing application forms and selecting dividend and other account options

(j) the providing of other reasonable assistance in connection with the distribution of fund shares

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives

(l) profit on the foregoing


(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and


(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule
  12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 1999, the amount of fees paid under the Plan for distribution services were:
<PRE>
Global Growth                           $115
International Discovery                 $89,772
International Growth                    $55
Emerging Markets                        $120
</PRE>


<A NAME="YW"></A>BUYING AND SELLING FUND SHARES


Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and in Your Guide to American Century Services.
  The Prospectus and guide are available to investors without charge and may be obtained by calling us.


<A NAME="YX"></A>VALUATION OF A FUND'S SECURITIES


Each fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
  Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents'
  Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
  and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New York Stock
  Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.
  Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, it that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.


Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets and on some electronic trading networks on
  Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


<A NAME="YY"></A>TAXES

<A NAME="YZ"></A>FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended
  (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.


If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Any domestic (U.S.) dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.


Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.


If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal
  Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions)
  to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
  rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


<A NAME="YAA"></A>STATE AND LOCAL TAXES


Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


<A NAME="YBB"></A>HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.


Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of
  7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds'
  performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The tables on pages 34 and 35 set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended November 30, 1999, the last day of the funds' fiscal year.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

<PRE>
Average Annual Total Returns -- Investor Class
------------------------------------------------------------------------------------------------
Fund                       1 year     5 years    10 years   From Inception      Inception Date
------------------------------------------------------------------------------------------------
Global Growth              66.60%     N/A        N/A        66.60%              12/01/1998
International Growth       43.22%     19.47%     N/A        17.19%              05/09/1991
International Discovery    65.12%     25.91%     N/A        24.22%              04/01/1994
Emerging Markets           61.03%     N/A        N/A         5.54%              09/30/1997
------------------------------------------------------------------------------------------------

Average Annual Total Returns -- Institutional Class
------------------------------------------------------------------------------------------------
Fund                       1 year     5 years    10 years   From Inception      Inception Date
------------------------------------------------------------------------------------------------
International Growth       43.40%     N/A        N/A        28.88%              11/20/1997
International Discovery    65.37%     N/A        N/A        38.79%              02/02/1998
------------------------------------------------------------------------------------------------

Average Annual Total Returns -- Advisor Class
------------------------------------------------------------------------------------------------
Fund                       1 year     5 years    10 years   From Inception      Inception Date
------------------------------------------------------------------------------------------------
International Growth       42.86%     N/A        N/A        25.24%              10/02/1996
International Discovery    64.82%     N/A        N/A        29.26%              04/28/1998
------------------------------------------------------------------------------------------------
</PRE>


<A NAME="YCC"></A>PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge.
  Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S.
  money supply, net free reserves, and yields on current-coupon GNMAs (source:
  Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
  Markets); yield curves for AAA-rated tax-free municipal securities (source:
  Telerate); yield curves for foreign government securities (sources: Bloomberg
  Financial Markets and Data Resources, Inc.); total returns on foreign bonds
  (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports;
  the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source:
  Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment
  Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation;
  major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

<A NAME="YDD"></A>PERMISSABLE ADVERTISING INFORMATION


From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging)

(2) discussions of general economic trends

(3) presentations of statistical data to supplement such discussions

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds

(5) descriptions of investment strategies for one or more of the funds

(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks


(8) discussions of fund rankings or ratings by recognized rating organizations; and


(9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


<A NAME="YEE"></A>MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.


<A NAME="YFF"></A>FINANCIAL STATEMENTS

The financial statements of the funds are included in the Annual
  Report to shareholders for the fiscal year ended November 30, 1999. The Annual
  Report is incorporated herein by reference. You may receive copies of the report without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

<A NAME="YGG"></A>EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus and in this SAI, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus.

<PRE>
Bond Ratings
--------------------------------------------------------------------------------
S&P      Moody's      Description
--------------------------------------------------------------------------------
AAA      Aaa          These are the highest ratings assigned by S&P and Moody's
                      to a debt obligation and indicates an extremely strong
                      capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA       Aa           Debt rated in this category is considered to have a very
                      strong capacity to pay interest and repay principal and
                      differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A        A            Debt rated A has a strong capacity to pay interest and
                      repay principal although it is somewhat more susceptible
                      to the adverse effects of changes in circumstances and
                      economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB      Baa          Debt rated BBB/Baa is regarded as having an adequate
                      capacity to pay interest and repay principal. Whereas it
                      normally exhibits adequate protection parameters, adverse
                      economic conditions or changing circumstances are more
                      likely to lead to a weakened capacity to pay interest and
                      repay principal for debt in this category than in
                      higher-rated categories.
--------------------------------------------------------------------------------
BB       Ba           Debt rated BB/Ba has less near-term vulnerability to
                      default than other speculative issues. However, it faces
                      major ongoing uncertainties or exposure to adverse
                      business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and
                      principal payments. The BB rating category also is used
                      for debt subordinated to senior debt that is assigned an
                      actual or implied BBB- rating.
--------------------------------------------------------------------------------
B        B            Debt rated B has a greater vulnerability to default but
                      currently has the capacity to meet interest payments and
                      principal repayments. Adverse business, financial or
                      economic conditions will likely impair capacity or
                      willingness to pay interest and repay principal. The B
                      rating category is also used for debt subordinated to
                      senior debt that is assigned an actual or implied BB/Ba or
                      BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC      Caa          Debt rated CCC/Caa has a currently identifiable
                      vulnerability to default and is dependent upon favorable
                      business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the
                      event of adverse business, financial or economic
                      conditions, it is not likely to have the capacity to pay
                      interest and repay principal. The CCC/Caa rating category
                      is also used for debt subordinated to senior debt that is
                      assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC       Ca           The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied
                      CCC/Caa rating.
--------------------------------------------------------------------------------
C        C            The rating C typically is applied to debt subordinated to
                      senior debt, which is assigned an actual or implied
                      CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but
                      debt service payments are continued.
--------------------------------------------------------------------------------
CI       -            The rating CI is reserved for income bonds on which no
                      interest is being paid.
--------------------------------------------------------------------------------
D        D            Debt rated D is in payment default. The D rating category
                      is used when interest payments or principal payments are
                      not made on the date due even if the applicable grace
                      period has not expired, unless S&P believes that such
                      payments will be made during such grace period. The D
                      rating also will be used upon the filing of a bankruptcy
                      petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------
</PRE>

To provide more detailed indications of credit quality, the Standard
  & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
  Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.
<PRE>
Commercial Paper Ratings
--------------------------------------------------------------------------------
S&P      Moody's           Description
--------------------------------------------------------------------------------
A-1      Prime-1           This indicates that the degree of safety regarding
         (P-1)             timely payment is strong. Standard & Poor's rates
                           those issues determined to possess extremely strong
                           safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2           Capacity for timely payment on commercial paper is
         (P-2)             satisfactory, but the relative degree of safety is
                           not as high as for issues designated A-1. Earnings
                           trends and coverage ratios, while sound, will be more
                           subject to variation. Capitalization characteristics,
                           while still appropriated, may be more affected by
                           external conditions. Ample alternate liquidity is
                           maintained.
--------------------------------------------------------------------------------
A-3      Prime-3           Satisfactory capacity for timely repayment. Issues
         (P-3)             that carry this rating are somewhat more vulnerable
                           to the adverse changes in circumstances than
                           obligations carrying the higher designations.
--------------------------------------------------------------------------------

Note Ratings
--------------------------------------------------------------------------------
S&P      Moody's           Description
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                           protection from established cash flows of funds for
                           their servicing or from established and broad-based
                           access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2     Notes are of high quality with margins of protection
                           ample, although not so large as in the preceding
                           group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3     Notes are of favorable quality with all security
                           elements accounted for, but lacking the undeniable
                           strength of the preceding grades. Market access for
                           refinancing, in particular, is likely to be less well
                           established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4     Notes are of adequate quality, carrying specific risk
                           but having protection and not distinctly or
                           predominantly speculative.
--------------------------------------------------------------------------------
</PRE>


More information about the funds is contained in these documents

Annual and Semiannual Reports


These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.


If you own or are considering purchasing fund shares through

<UL>
<LI>an employer-sponsored retirement plan</LI>
<LI>a bank</LI>
<LI>a broker-dealer</LI>
<LI>an insurance company</LI>
<LI>another financial intermediary</LI>
</UL>


you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Security and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.


<TABLE cellspacing=0 border=0 width=600>
  <TR>
    <TD valign="TOP">
      In person
    </TD>
    <TD valign="TOP">


      SEC Public Reference Room<BR>
        Washington, D.C.<BR>
        Call 1-202-942-8090 for location and hours.<BR>


        <BR>

    </TD>
  </TR>
  <TR>
    <TD valign="TOP">
      On the Internet
    </TD>
    <TD valign="TOP">
      <UL>


        <LI>EDGAR database at www.sec.gov </LI>
        <LI>By email request at publicinfo@sec.gov<BR>


         </LI>
      </UL>
    </TD>
  </TR>
  <TR>
    <TD valign="TOP">


      By mail


    </TD>
    <TD valign="TOP">


      SEC Public Reference Section <BR>
        Washington, D.C. 20549-0102


    </TD>
  </TR>

<BR>
  Investment Company Act File No. 811-6247
<HR width="100%" size="2" noshade>

[AMERICAN CENTURY LOGO]

American Century Investments<BR>
  P.O. Box 419200<BR>
  Kansas City, Missouri 64141-6200

Investor Relations <BR>
  1-800-345-2021 or 816-531-5575

Automated Information Line <BR>
  1-800-345-8765

www.americancentury.com

Fax <BR>
  816-340-7962

Telecommunications Device for the Deaf <BR>
  1-800-634-4113 or 816-444-3485


Business; Not-For-Profit and <BR>
  Employer-Sponsored Retirement Plans<BR>
  1-800-345-3533

SH-SAI-19615 0004


</BODY>
</HTML>

PART C      OTHER INFORMATION

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

      (a) (1) Articles of Incorporation of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

            (2) Articles of Amendment of Twentieth Century World Investors, Inc., dated August 10, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on March 30, 1998, File No. 33-39242).

            (3) Articles Supplementary of Twentieth Century World Investors, Inc., dated November 8, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

            (4) Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

            (5) Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on June 13, 1996, File No. 33-9242).

            (6) Articles Supplementary of Twentieth Century World Investors, Inc., dated September 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on March 30, 1998, File No. 33-39242).

            (7) Articles of Amendment of Twentieth Century World Investors, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 31, 1997, File No. 33-39242).

            (8) Articles Supplementary of American Century World Mutual Funds, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 31, 1997, File No. 33-39242).

            (9) Articles Supplementary of American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

            (10) Articles Supplementary of American Century World Mutual Funds, Inc. dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on March 31, 1999, File No. 33-39242).

      (b) (1) By-Laws of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

            (2) Amendment to By-Laws of American Century World Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc. on February 17, 1998, File No. 33-64872).

      (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth, and Article Ninth of Registrants Articles of Incorporation, appearing as Exhibit (a)(1) to Post- Effective Amendment No. 6 on Form N-1A of the Registrant, and Article Fifth of Registrants Articles of Amendment, appearing as Exhibit (a)(2) to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998; and Sections 3, 4, 5, 7, 8, 9, 10, 11, 22, 25, 30, 31, 33, 39, 45 and 46 of
            Registrants By-Laws appearing as Exhibit (b)(1) to Post-Effective Amendment No. 6 on Form N-1A, and Sections 25, 30 & 31 of Registrants By-Laws appearing as Exhibit (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872.

      (d) (1) Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

            (2) Addendum to Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on March 31, 1999, File No. 33-39242).

      (e) (1) Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

            (2) Amendment No. 1 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

            (3) Amendment No. 2 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on

            November 13, 1998, File No. 33-39242).

            (4) Amendment No. 3 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 to the Registration Statement of American Century California Tax-Free and Municipal Funds, on December 28, 1998, File No. 2-82734).

            (5) Amendment No. 4 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated July 30, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement of American Century Capital Portfolios, Inc., on July 29, 1999, File No. 33-64872).

            (6) Amendment No. 5 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 87 to the Registration Statement of American Century Mutual Funds, Inc., on on November 29, 1999, File No. 2-14213).

            (7) Distribution Agreement between American Century World Mutual Funds, Inc., and American Century Investment Services, Inc. dated March 13, 2000 (filed herewith).

      (f)   Not applicable.

      (g) (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 6, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust, File No. 2-99222).

            (2) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213).

      (h) (1) Transfer Agency Agreement dated as of March 1, 1991, by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

            (2) Supplemental Agreement dated July 30, 1999, by and between American Century International Discovery Fund, American Century Emerging Markets Fund and American Century Global Growth Fund and The Chase Manhattan Bank (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on March 10, 2000, File No. 33-39242).

            (3) Credit Agreement between American Century Funds and the Chase Manhattan Bank, as Administrative Agent dated as of December 21, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 29 to the Registration Statement of American Century California Tax-Free and Municipal Funds, on December 29, 1999, File No. 2-82734).

      (i) Opinion and Consent of Counsel (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant, on March 31, 1999, File No. 33-39242).

      (j)   (1) Consent of Deloitte & Touche LLP filed herewith.

      (j) (2) Power of Attorney dated February 19, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant, on March 31, 1999, File No. 33-39242).

      (k)   Not applicable.

      (l)   Not applicable.

      (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfilios, Inc., File No. 33-64872).

            (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 to the Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213).

            (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an Exhibit to Post- Effective Amendment No. 78 to the Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213).

            (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872).

            (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

            (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 to the Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213).

            (7) Amendment No. 6 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated July 30, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement of American Century Capital Portfolios, Inc., on July 29, 1999, File No. 33-64872).

            (8) Amendment No. 7 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) (filed electronically as an Exhibit to Post-Effective Amendment No. 87 to the Registration Statement of American Century Mutual Funds, Inc. on Form N-1A on November 29, 1999, File No. 2-14213).

            (9) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872).

      (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872).

            (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 to the Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213).

            (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 to the Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213).

            (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872).

            (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

            (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 14 to the Registration Statement of American Century Capital Portfolios, Inc. on December 29, 1998, File No. 33-64872).

            (7) Amendment No. 6 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated July 30, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement of American Century Capital Portfolios, Inc., on July 29, 1999 File No. 33-64872).

            (8) Amendment No. 7 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (filed electronically as Exhibit to Post-Effective Amendment No. 87 to the Registration Statement of American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213).

      (p) (1) American Century Investments Code of Ethics (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement on March 10, 2000, File No. 33-39242).

            (2) Funds Distributor, Inc. Code of Ethics (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement of the Registrant on March 10, 2000, File No. 33-39242).

ITEM 24     Persons Controlled by or Under Common Control with Registrant -
            None.

ITEM 25     Indemnification.

            The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

            Article XIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

            The Registrant has purchased an insurance policy insuring its Officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26     Business and Other Connections of Investment Advisor.

            American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27     Principal Underwriters.

            I. (a) Funds Distributor, Inc. (FDI) acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
CDC MPT+ Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Global Funds, Inc.
Dresdner RCM Investment Funds, Inc.
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust

The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Nomura Pacific Basin Fund, Inc.
Orbitex Group of Funds
The Saratoga Advantage Trust
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
The Skyline Funds
SoGen Funds, Inc.
SoGen Variable Funds, Inc.
St. Clair Funds, Inc.
TD Waterhouse Trust
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

            FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

            (b) The following is a list of the executive officers, directors and partners of FDI:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*          with Underwriter                with Registrant
--------------------------------------------------------------------------------
Marie E. Connolly          Director, President and Chief   none
                           Executive Officer

George A. Rio              Executive Vice President        President, Principal
                                                           Executive and
                                                           Principal Financial
                                                           Officer

Donald R. Roberson         Executive Vice President        none

William S. Nichols         Executive Vice President        none

Margaret W. Chambers       Senior Vice President,          none
                           General Counsel, Chief
                           Compliance Officer,
                           Secretary and Clerk

Joseph F. Tower, III       Director, Senior Vice,          none
                           President, Treasurer
                           and Chief Financial
                           Officer

Paula R. David             Senior Vice President           none

Gary S. MacDonald          Senior Vice President           none

Judith K. Benson           Senior Vice President           none

William J. Nutt            Chairman and Director           none

William J. Stetter         Vice President and              none
                           Chief Financial Officer

----------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

            (c) Not applicable.

            II. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

            ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

            (b) The following is a list of the executive officers and partners of ACIS:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*           with Underwriter               with Registrant
--------------------------------------------------------------------------------
W. Gordon Snyder           President and Director          none

James E. Stowers III       Chief Executive Officer         Director

William M. Lyons           Executive Vice President        none
                           and Director

Robert T. Jackson          Executive Vice President        none
                           and Chief Financial Officer

Kevin Cuccias              Senior Vice President           none

Brian Jeter                Senior Vice President           none

Mark Killen                Senior Vice President           none

Tom Kmak                   Senior Vice President           none

David C. Tucker            Senior Vice President           none

James E. Stowers, Jr.      Chairman and Director           Director

----------
* All addresses are 4500 Main Street, Kansas City, Missouri 64111

            (c) Not applicable.

ITEM 28     Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by
            Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29.    Management Services

            Not Applicable.

ITEM 30     Undertakings.

            Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century World Mutual Funds, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 17 to it's Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 17 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 30th day of March, 2000.

                                       American Century World Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/George A. Rio
                                       George A. Rio
                                       President and Principal Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     March 30, 2000
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President, Treasurer and      March 30, 2000
Maryanne Roepke             Principal Financial Officer

*James E. Stowers, Jr.      Chairman of the Board and          March 30, 2000
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           March 30, 2000
James E. Stowers III

*Thomas A. Brown            Director                           March 30, 2000
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           March 30, 2000
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           March 30, 2000
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           March 30, 2000
Donald H. Pratt

*M. Jeannine Strandjord     Director                           March 30, 2000
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           March 30, 2000
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact

                                  EXHIBIT INDEX

American Century World Mutual Funds, Inc.

Exhibit        Description of Document
Number

EX-99.a1 Articles of Incorporation of Twentieth Century World Investors, Inc. (filed as a part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 29, 1996 and incorporated herein by reference).

EX-99.a2 Articles of Amendment of Twentieth Century World Investors, Inc. dated August 10, 1993 (filed as a part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 30, 1998 and incorporated herein by reference).

EX-99.a3 Articles Supplementary of Twentieth Century World Investors, Inc., dated November 8, 1993 (filed as a part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 29, 1996 and incorporated herein by reference).

EX-99.a4 Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed as a part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 29, 1996 and incorporated herein by reference).

EX-99.a5 Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 (filed as a part of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed June 13, 1996 and incorporated herein by reference).

Ex-99.a6 Articles Supplementary of Twentieth Century World Investors, Inc. dated September 9, 1996 (filed as a part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 30, 1998 and incorporated herein by reference).

EX-99.a7 Articles of Amendment of Twentieth Century World Investors, Inc. dated December 2, 1996 (filed as a part of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 31, 1997 and incorporated herein by reference).

EX-99.a8 Articles Supplementary of American Century World Mutual Funds, Inc. dated December 2, 1996 (filed as a part of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 31, 1997 and incorporated herein by reference).

EX-99.a9 Articles Supplementary of American Century World Mutual Funds, Inc. dated November 13, 1998 (filed as a part of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed November 13, 1998 and incorporated herein by reference).

EX-99.a10      Articles Supplementary of American Century World Mutual Funds,
               Inc. dated February 16, 1999 (filed as a part of Post-Effective
               Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242 on March 31, 1999 and incorporated herein by reference).

EX-99.b1 By-Laws of Twentieth Century World Investors, Inc. (filed as a part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 29, 1996 and incorporated herein by reference).

Ex-99.b2 Amendment to By-Laws of American Century World Mutual Funds, Inc. (filed as a part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, filed February 17, 1998 and incorporated herein by reference).

EX-99.d1 Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed as a part of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed November 13, 1998 and incorporated herein by reference).

EX-99.d2 Addendum to Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated December 1, 1998 (filed as a part of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242 on March 31, 1999 and incorporated herein by reference).

EX-99.e1 Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed as a part of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of American Century Target Maturities Trust, File No. 2-94608, filed on January 30, 1998, and incorporated herein by reference).

EX-99.e2 Amendment No. 1 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed as a part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, filed on June 26, 1998, and incorporated herein by reference).

EX-99.e3 Amendment No. 2 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed as a part of Post-Effective

               Amendment No. 12 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed November 13, 1998 and incorporated herein by reference).

EX-99.e4 Amendment No. 3 to Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 on Form N-1A of American Century California Tax-Free and Municipal Funds, File No. 2-82734, filed December 28, 1998, and incorporated herein by reference).

EX-99.e5 Amendment No. 4 to Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated July 30, 1999 (filed as a part of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, filed on July 29, 1999, and incorporated herein by reference).

EX-99.e6 Amendment No. 5 to Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, (filed as a part of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of the Registrant, File No. 2-14213, filed on November 29, 1999, and incorporated herein by reference).

EX-99.e7 Distribution Agreement between American Century World Mutual Funds, Inc. and American Century Investment Services, Inc., dated March 13, 2000, filed herewith.

EX-99.g1 Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 6, 1996 (filed as a part of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of American Century Government Income Trust, File No. 2-99222, filed February 7, 1997, and incorporated herein by reference).

EX-99.g2 Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed as a part of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed February 28, 1997 and incorporated herein by reference).

EX-99.h1 Transfer Agency Agreement dated as of March 1, 1991, by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. (filed as a part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 29, 1996 and incorporated herein by reference).

EX-99.h2 Supplemental Agreement dated July 30, 1999, by and between American Century International Discovery Fund, American Century Emerging Markets Fund and American Century Global Growth Fund and The Chase Manhattan Bank (filed as a part of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, on March 10, 2000, and incorporated herein by reference.)

EX-99.h3 Credit Agreement between American Century Funds and The Chase Manhattan Bank, as Administrative Agent dated as of December 21, 1999 (filed as a part of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of American Century California Tax-Free and Municipal Funds, File No. 2-82734, filed on December 29, 1999, and incorporated herein by reference).

EX-99.i Opinion and Consent of Counsel (filed as a part of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed on March 31, 1999, and incorporated herein by reference).

EX-99.j1       Consent of Deloitte & Touche LLP filed herewith.

EX-99.j2 Power of Attorney dated February 19, 1999 (filed as a part of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed on March 31, 1999, and incorporated herein by reference).

EX-99.m1 Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed as a part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, filed February 17, 1998 and incorporated herein by reference).

EX-99.m2 Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed as a part of Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed July 17, 1997 and incorporated herein by reference).

EX-99.m3 Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed as a part of Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed February 26, 1998 and incorporated herein by reference).

EX-99.m4 Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed as a part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No.

               33-64872, filed June 26, 1998 and incorporated herein by reference).

EX-99.m5 Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed as a part of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed November 13, 1998, and incorporated herein by reference).

EX-99.m6 Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 (filed as a part of Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed February 26, 1999 and incorporated herein by reference).

EX-99.m7 Amendment No. 6 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated July 30, 1999 (filed as a part of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on July 29, 1999 and incorporated herein by reference).

EX-99.m8 Amendment No. 7 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class)dated November 19, 1999 (filed as a part of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed on November 29, 1999 and incorporated herein by reference).

EX-99.m9 Amendment No. 8 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class), to be filed by amendment.

EX-99.m10      Shareholder Services Plan of Twentieth Century Capital
               Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth
               Century Strategic Asset Allocations, Inc. and Twentieth Century
               World Investors, Inc. (Service Class) dated September 3, 1996
               (filed as a part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of American Century Capital
               Portfolios, Inc., File No. 33-64872, filed February 17, 1998 and incorporated herein by reference).

EX-99.o1 Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed as a part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, filed February 17, 1998 and incorporated herein by reference).

EX-99.o2 Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed as a part of Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed on July 17, 1997 and incorporated herein by reference).

EX-99.o3 Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed as a part of Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed on February 26, 1998 and incorporated herein by reference).

EX-99.o4 Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed as a part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, filed on June 26, 1998 and incorporated herein by reference).

EX-99.o5 Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed as a part of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed November 13, 1998, and incorporated herein by reference).

EX-99.o6 Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed as a part of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, filed on December 29, 1998, and incorporated herein by reference).

EX-99.o7       Amendment No. 6 to Multiple Class Plan of American Century

               Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated July 30, 1999 (filed as a part of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on July 29, 1999, and incorporated herein by reference).

EX-99.o8 Amendment No. 7 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (filed as a part of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed on November 29, 1999, and incorporated herein by reference).

EX-99.p1 American Century Investments Code of Ethics (filed as a part of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, on March 10, 2000, and incorporated herein by reference).

EX-99.p2 Funds Distributor, Inc. Code of Ethics (filed as a part of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, on March 10, 2000, and incorporated herein by reference).